AMENDED AND RESTATED

BYLAWS

of

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

(Amended and Restated as of January 16, 2019)

ARTICLE 1

Agreement and Declaration of Trust and Principal Office

1.1       Principal Office of the Trust. A principal office of the Trust shall be located in New York, New York. The Trust may have other principal offices within or without Massachusetts as the Trustees may determine or as they may authorize.

1.2       Agreement and Declaration of Trust. These Amended and Restated Bylaws (the “Bylaws”) shall be subject to the Agreement and Declaration of Trust, as amended or restated from time to time (the “Declaration of Trust”), of PIMCO California Municipal Income Fund III, the Massachusetts business trust established by the Declaration of Trust (the “Trust”). Capitalized terms used in these Bylaws and not otherwise defined herein shall have the meanings given to such terms in the Declaration of Trust.

ARTICLE 2

Meetings of Trustees

2.1       Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees. A regular meeting of the Trustees may be held without call or notice immediately after and at the same place as the annual meeting of the Shareholders.

2.2       Special Meetings. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the Chairman of the Trustees, the President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Secretary or an Assistant Secretary or by the officer or the Trustees calling the meeting.

2.3       Notice. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours, or by telegram, telex or telecopy or other electronic facsimile transmission method at least twenty-four hours, before the meeting addressed to the Trustee at his or her usual or last known business or residence address or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her, before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

2.4       Quorum. At any meeting of the Trustees a majority of the Trustees then in office shall constitute a quorum. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

ARTICLE 3

Officers and Chairman of the Trustees

3.1       Enumeration; Qualification. The officers of the Trust shall be a President, a Treasurer, a Secretary, a Chief Compliance Officer and such other officers, if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. Any officer may but need not be a Trustee or a Shareholder. Any two or more offices may be held by the same person.

3.2       Election. The President, the Treasurer, and the Secretary shall be elected annually by the Trustees. Other officers, if any, may be elected or appointed by the Trustees at the same meeting at which the President, Treasurer and Secretary are elected, or at any other time. If required by the 1940 Act, the Chief Compliance Officer shall be elected or appointed by a majority of the trustees, as well as a majority of the Trustees who are not Interested Persons of the Trust (“Independent Trustees”), and otherwise in accordance with Rule 38a-1 (or any successor rule) under the 1940 Act, as such rule may be amended from time to time (“Rule 38a-1”). Vacancies in any office may be filled at any time.

3.3       Tenure. The Chairman of the Trustees, if one is elected, the President, the Treasurer, the Secretary and the Chief Compliance Officer shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified, provided that, if required by the 1940 Act, any renewal of the Chief Compliance Officer shall be in accordance with Rule 38a-1. Each other officer shall hold office and each agent of the Trust shall retain authority at the pleasure of the Trustees.

3.4       Powers. Subject to the other provisions of these Bylaws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

3.5       Chairman of the Trustees. There shall be an office of the Chairman of the Trustees, which shall serve of behalf of the Trustees, but shall not be an officer of the Trust. The office of the Chairman of the Trustees may be held by more than one person. Any Chairman of the Trustees shall be elected by a majority of the Trustees, as well as a majority of the Independent Trustees if required by the 1940 Act. If required by the 1940 Act, any Chairman of the Trustees shall be an Independent Trustee and may, but need not, be a shareholder. The powers and the duties of the Chairman of the Trustees shall include any and all such powers and duties relating to the operations of the Trustees as, from time to time, may be conferred upon or assigned to such office by the Trustees or as may be required by law, provided that the Chairman of the Trustees shall have no individual authority to act for the Trust as an officer of the Trust. In carrying out the responsibilities and duties of the office, the Chairman of the Trustees may seek assistance and input from other Trustees or Committees of the Trustees, officers of the Trust and the Trust’s investment adviser(s) and other service providers, as deemed necessary or appropriate. The Trustees, including a majority of the Independent Trustees if required by the 1940 Act, may appoint one or more persons to perform the duties of the Chairman of the Trustees, in the event of his absence at any meeting or in the event of his disability.

3.6       President; Vice President. The President shall be the chief executive officer. Any Vice President shall have such duties and powers as may be designated from time to time by the Trustees or the President.

3.7       Treasurer; Assistant Treasurer. The Treasurer shall be the chief financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser, sub-adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President. Any Assistant Treasurer shall have such duties and powers as may be designated from time to time by the Trustees or the President.

3.8       Secretary; Assistant Secretary. The Secretary shall record all proceedings of the Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Secretary from any meeting of the Shareholders or Trustees, an Assistant Secretary, or if there be none or if he or she is absent, a temporary secretary chosen at such meeting shall record the proceedings thereof in the aforesaid books. Any Assistant Secretary shall have such duties and powers as may be designated from time to time by the Trustees or the President.

3.9       Chief Compliance Officer. The Chief Compliance Officer shall perform the duties and have the responsibilities of the chief compliance officer of the Trust, including if required by the 1940 Act any such duties and responsibilities imposed by Rule 38a-1, and shall have such other duties and powers as may be designated from time to time by the Trustees.

3.10     Resignations. Any officer may resign at any time by written instrument signed by him or her and delivered to the Chairman of the Trustees, if any, the President or the Secretary, or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

ARTICLE 4

Committees

4.1       Quorum; Voting. Except as provided below or as otherwise specifically provided in the resolutions constituting a Committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business, and any action of such a Committee may be taken at a meeting by a vote of a majority of the members present (a quorum being present) or evidenced by one or more writings signed by such a majority. Members of a Committee may participate in a meeting of such Committee by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting.

With respect to a Valuation Committee of the Trustees, one or more of the Committee members shall constitute a quorum for the transaction of business.

Except as specifically provided in the resolutions constituting a Committee of the Trustees and providing for the conduct of its meetings, Article 2, Section 2.3 of these Bylaws relating to special meetings shall govern the notice requirements for Committee meetings, except that it shall be sufficient notice to a Valuation Committee of the Trustees to send notice by telegram, telex or telecopy or other electronic means (including by telephone voice-message or e-mail) at least fifteen minutes before the meeting.

ARTICLE 5

Reports

5.1       General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

ARTICLE 6

Fiscal Year

6.1       General. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and the subsequent fiscal years shall end on such date in subsequent years.

ARTICLE 7

Seal

7.1       General. The seal of the Trust shall, subject to alteration by the Trustees, consist of a flat-faced die with the word “Massachusetts”, together with the name of the Trust and the year of its organization cut or engraved thereon; provided, however, that unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

ARTICLE 8

Execution of Papers

8.1       General. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, transfers, contracts, bonds, notes, checks, drafts and other obligations made, accepted or endorsed by the Trust shall be executed by the President, any Vice President, the Treasurer or by whomever else shall be designated for that purpose by vote of the Trustees, and need not bear the seal of the Trust.

ARTICLE 9

Issuance of Share Certificates

9.1       Share Certificates. Except as provided in Article 11 hereof and Exhibit 1 hereto, each Shareholder shall be entitled to a certificate stating the number of Shares owned by him or her, in such form as shall be prescribed from time to time by the Trustees. Such certificates shall be signed by the President or any Vice President and by the Treasurer or any Assistant Treasurer. Such signatures may be by facsimile if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issuance.

Notwithstanding the foregoing, in lieu of issuing certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

9.2       Loss of Certificates. In case of the alleged loss or destruction or the mutilation of a share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees shall prescribe.

9.3       Issuance of New Certificates to Pledgee. A pledgee of Shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of pledgor shall be stated thereon, who alone shall be liable as a Shareholder and entitled to vote thereon.

9.4       Discontinuance of Issuance of Certificates. Notwithstanding anything to the contrary in this Article 9, the Trustees may at any time discontinue the issuance of share certificates and may, by written notice to each Shareholder, require the surrender of share certificates to the Trust for cancellation. Such surrender and cancellation shall not effect the ownership of Shares in the Trust.

ARTICLE 10

Shareholders’ Voting Powers and Meetings

10.1     Voting Powers. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Sections 1 and 3 of the Declaration of Trust, Article 11 hereto and Exhibit 1 hereto, (ii) with respect to any Manager or sub-adviser as provided in Article IV, Section 8 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to certain transactions and other matters to the extent and as provided in Article V, Sections 2 and 3 of the Declaration of Trust, Article 11 hereto and Exhibit 1 hereto, (iv) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4 of the Declaration of Trust, Article 11 hereto and Exhibit 1 hereto (for the avoidance of any doubt, Shareholders shall have no separate right to vote with respect to the termination of the Trust or a series or class of Shares if the Trustees (including the Continuing Trustees) exercise their right to terminate the Trust or such series or class pursuant to clauses (ii) or (y) of Article IX, Section 4 of the Declaration of Trust), (v) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section 7 of the Declaration of Trust, Article 11 hereto and Exhibit 1 hereto, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided in the Declaration of Trust, these Bylaws, or required by applicable law. Except as otherwise provided in the Declaration of Trust or in respect of the terms of a class of preferred shares of beneficial interest of the Trust as reflected in these Bylaws or required by applicable law, all Shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to classes or series of Shares. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. The placing of a Shareholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares of a particular class or series are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by Shareholders as to such class or series. For purposes of this Article 10, all preferred shares of beneficial interest of the Trust issued and outstanding, including, without limitation, the APS and the VMTP Shares, shall be treated as a single class.

10.2     Voting Power and Meetings. Except as provided in the next sentence, regular meetings of the Shareholders for the election of Trustees and the transaction of such other business as may properly come before the meeting shall be held, so long as Shares are listed for trading on the New York Stock Exchange, on at least an annual basis, on such day and at such place as shall be designated by the Trustees. In the event that such a meeting is not held in any annual period if so required, whether the omission be by oversight or otherwise, a subsequent special meeting may be called by the Trustees and held in lieu of such meeting with the same effect as if held within such annual period. Special meetings of the Shareholders or any or all classes or series of Shares may also be called by the Trustees from time to time for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws, or for the purpose of taking action upon any other matter deemed by a majority of the Trustees and a majority of the Continuing Trustees to be necessary or desirable. A special meeting of Shareholders may be held at any such time, day and place as is designated by the Trustees. Written notice of any meeting of Shareholders, stating the date, time, place and purpose of the meeting, shall be given or caused to be given by a majority of the Trustees and a majority of the Continuing Trustees at least seven days before such meeting to each Shareholder entitled to vote thereat by leaving such notice with the Shareholder at his or her residence or usual place of business or by mailing such notice, postage prepaid, to the Shareholder’s address as it appears on the records of the Trust. Such notice may be given by the Secretary or an Assistant Secretary or by any other officer or agent designated for such purpose by the Trustees. Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of Trust or these Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice. Notice of a meeting need not be given to any Shareholder who attends the meeting without protesting prior thereto or at its commencement the lack of notice to such Shareholder. No ballot shall be required for any election unless required by a Shareholder present or represented at the meeting and entitled to vote in such election. Notwithstanding anything to the contrary in this Section 10.2, no matter shall be properly before any annual or special meeting of Shareholders and no business shall be transacted thereat unless in accordance with Section 10.6 of these Bylaws.

10.3     Quorum and Required Vote. Except when a larger quorum is required by any provision of law or the Declaration of Trust or these Bylaws, thirty percent (30%) of the Shares entitled to vote on a particular matter shall constitute a quorum for the transaction of business at a Shareholders’ meeting, except that where any provision of law or the Declaration of Trust or these Bylaws permits or requires that holders of any class or series of Shares shall vote as an individual class or series, then thirty percent (30%) (unless a larger quorum is required as specified above) of Shares of that class or series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class or series. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a different vote is required by any provision of law or the Declaration of Trust or these Bylaws, a plurality of the quorum of Shares necessary for the transaction of business at a Shareholders’ meeting shall decide any questions and a plurality of Shares voted shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any class or series of Shares shall vote as an individual class or series, then a plurality of the quorum of Shares of that class or series necessary for the transaction of business by that class or series at a Shareholders’ meeting shall decide that matter insofar as that class or series is concerned.

10.4     Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

10.5     Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of Shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the Shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such record date shall have the right notwithstanding any transfer of Shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.

10.6     Advance Notice of Shareholder Nominees for Trustees and Other Shareholder Proposals.

(a)         As used in this Section 10.6, the term “annual meeting” refers to any annual meeting of Shareholders as well as any special meeting held in lieu of an annual meeting as described in the first two sentences of Section 10.2 of these Bylaws, and the term “special meeting” refers to all meetings of Shareholders other than an annual meeting or a special meeting in lieu of an annual meeting.

(b)         The matters to be considered and brought before any annual or special meeting of Shareholders shall be limited to only such matters, including the nomination and election of

Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 10.6. Only persons who are nominated in accordance with the procedures set forth in this Section 10.6 shall be eligible for election as Trustees, and no proposal to fix the number of Trustees shall be brought before an annual or special meeting of Shareholders or otherwise transacted unless in accordance with the procedures set forth in this Section 10.6, except as may be otherwise provided in these Bylaws with respect to the right of holders of preferred shares of beneficial interest, if any, of the Trust to nominate and elect a specified number of Trustees in certain circumstances.

(c)         For any matter to be properly before any annual meeting, the matter must be (i) specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to Section 10.2 of these Bylaws, (ii) otherwise brought before the meeting by or at the direction of a majority of the Continuing Trustees (or any duly authorized committee thereof), or (iii) brought before the meeting in the manner specified in this Section 10.6(c) by a Shareholder of record entitled to vote at the meeting or by a Shareholder (a “Beneficial Owner”) that holds Shares entitled to vote at the meeting through a nominee or “street name” holder of record and that can demonstrate to the Trust such indirect ownership and such Beneficial Owner’s entitlement to vote such Shares, provided that the Shareholder was the Shareholder of record or the Beneficial Owner held such Shares at the time the notice provided for in this Section 10.6(c) is delivered to the Secretary.

In addition to any other requirements under applicable law and the Declaration of Trust and these Bylaws, persons nominated by Shareholders for election as Trustees and any other proposals by Shareholders may be properly brought before an annual meeting only pursuant to timely notice (the “Shareholder Notice”) in writing to the Secretary. To be timely, the Shareholder Notice must be delivered to or mailed and received at the principal executive offices of the Trust not less than forty-five (45) nor more than sixty (60) days prior to the first anniversary date of the date on which the Trust first mailed its proxy materials for the prior year’s annual meeting; provided, however, with respect to the annual meeting to be held in the calendar year 2003, the Shareholder Notice must be so delivered or mailed and so received on or before May 1, 2003; provided further, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an “Other Annual Meeting Date”), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

Any Shareholder desiring to nominate any person or persons (as the case may be) for election as a Trustee or Trustees of the Trust shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Trust owned of record or beneficially by each such person or persons, as reported to such Shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such Shareholder believes any nominee is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Trust to make such determination; and (ii) the written and signed consent of the person or persons to be nominated to be named as nominees and to serve as Trustees if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. Any Shareholder Notice required by this Section 10.6(c) in respect of a proposal to fix the number of Trustees shall also set forth a description of and the text of the proposal, which description and text shall state a fixed number of Trustees that otherwise complies with applicable law, these Bylaws and the Declaration of Trust.

Without limiting the foregoing, any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before a Shareholder meeting (whether or not involving nominees for Trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such Shareholder favors the proposal; (iii) such Shareholder’s name and address as they appear on the Trust’s books; (iv) any other information relating to the Shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; (v) the class or series and number of all Shares of the Trust owned beneficially and of record by such Shareholder; (vi) any material interest of such Shareholder in the matter proposed (other than as a Shareholder); (vii) a representation that the Shareholder intends to appear in person or by proxy at the Shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for Trustees, a description of all arrangements or understandings between the Shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the Shareholder; and  (ix) in the case of a Beneficial Owner, evidence establishing such Beneficial Owner’s indirect ownership of, and entitlement to vote, Shares at the meeting of Shareholders. As used in this Section 10.6, Shares “beneficially owned” shall mean all Shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

(d)         For any matter to be properly before any special meeting, the matter must be specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to Section 10.2 of these Bylaws. In the event the Trust calls a special meeting for the purpose of electing one or more Trustees, any Shareholder may nominate a person or persons (as the case may be) for election to such position(s) as specified in the Trust’s notice of meeting if and only if the Shareholder provides a notice containing the information required in the Shareholder Notice to the Secretary required with respect to annual meetings by Section 10.6(c) hereof, and such notice is delivered to or mailed and received at the principal executive office of the Trust not later than the close of business on the tenth (10th) day following the day on which the date of the special meeting and of the nominees proposed by the Trustees to be elected at such meeting are publicly announced or disclosed.

(e)         For purposes of this Section 10.6, a matter shall be deemed to have been “publicly announced or disclosed” if such matter is disclosed in a press release reported by the Dow Jones News Service, Associated Press or comparable national news service, in a document publicly filed by the Trust with the Securities and Exchange Commission, or in a Web site accessible to the public maintained by the Trust or by its investment adviser or an affiliate of such investment adviser with respect to the Trust.

(f)         In no event shall an adjournment or postponement (or a public announcement thereof) of a meeting of Shareholders commence a new time period (or extend any time period) for the giving of notice as provided in this Section 10.6.

(g)         The person presiding at any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to (i) determine whether a nomination or proposal of other matters to be brought before a meeting and notice thereof have been duly made and given in the manner provided in this Section 10.6 and elsewhere in these Bylaws and the Declaration of Trust and (ii) if not so made or given, to direct and declare at the meeting that such nomination and/or such other matters shall be disregarded and shall not be considered. Any determination by the person presiding shall be binding on all parties absent manifest error.

(h)         Notwithstanding anything to the contrary in this Section 10.6 or otherwise in these Bylaws, unless required by federal law, no matter shall be considered at or brought before any annual or special meeting unless such matter has been approved for these purposes by a majority of the Continuing Trustees and, in particular, no Beneficial Owner shall have any rights as a Shareholder except as may be required by federal law. Furthermore, nothing in this Section 10.6 shall be construed as creating any implication or presumption as to the requirements of federal law.

ARTICLE 11

Statement Creating Two Series of Auction Preferred Shares

Auction Preferred Shares, Series A: 3,700 shares of beneficial interest of Preferred Shares, par value $0.00001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) thereon, is hereby designated “Auction Preferred Shares, Series A.” Each share of Auction Preferred Shares, Series A (sometimes referred to herein as “Series A APS”) may be issued on a date to be determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Initial Dividend Rate and an Initial Dividend Payment Date as shall be determined in advance of the issuance thereof by the Board of Trustees of the Trust or pursuant to their delegated authority; and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of redemption as are set forth in these Bylaws. The Series A APS shall constitute a separate series of Preferred Shares of the Trust, and each share of Series A APS shall be identical.

Auction Preferred Shares, Series B: 3,700 shares of beneficial interest of Preferred Shares, par value $0.00001 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) thereon, is hereby designated “Auction Preferred Shares, Series B.” Each share of Auction Preferred Shares, Series B (sometimes referred to herein as “Series B APS”) may be issued on a date to be determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Initial Dividend Rate and an Initial Dividend Payment Date as shall be determined in advance of the issuance thereof by the Board of Trustees of the Trust or pursuant to their delegated authority; and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of redemption as are set forth in these Bylaws. The Series B APS shall constitute a separate series of Preferred Shares of the Trust, and each share of Series B APS shall be identical.

These Bylaws and the VMTP Shares Statement (as defined below) attached as Exhibit 1 hereto are intended such that the APS and the VMTP Shares are in parity with each other, such that neither shall have a preference or priority over the other with respect to the payment of dividends and the distribution of assets of the Trust upon dissolution, liquidation, or winding up of the affairs of the Trust and shall be interpreted accordingly.

Unless otherwise provided, defined terms used in this Article 11 apply only to the APS and defined terms used in Exhibit 1 hereto apply only to the VMTP Shares.

11.1     Definitions. (a) Unless the context or use indicates another or different meaning or intent, in Article 11 of these Bylaws the following terms have the following meanings, whether used in the singular or plural:

“‘AA’ Composite Commercial Paper Rate,” on any Valuation Date, means (i) the Interest Equivalent of the rate on commercial paper placed on behalf of issuers whose corporate bonds are rated “AA” by S&P or “Aa” by Moody’s or the equivalent of such rating by another Rating

Agency, as such rate is made available on a discount basis or otherwise by the Federal Reserve Bank of New York for the Business Day immediately preceding such date, or (ii) in the event that the Federal Reserve Bank of New York does not make available such a rate, then the arithmetic average of the Interest Equivalent of the rate on commercial paper placed on behalf of such issuers, as quoted on a discount basis or otherwise by UBS Warburg LLC or its respective successors that are Commercial Paper Dealers, to the Auction Agent for the close of business on the Business Day immediately preceding such date. If one of the Commercial Paper Dealers does not quote a rate required to determine the “AA” Composite Commercial Paper Rate, the “AA” Composite Commercial Paper Rate will be determined on the basis of the quotation or quotations furnished by any Substitute Commercial Paper Dealer or Substitute Commercial Paper Dealers selected by the Trust to provide such rate or rates not being supplied by the Commercial Paper Dealer. If the number of Dividend Period days shall be (i) 7 or more but fewer than 49 days, such rate shall be the Interest Equivalent of the 30-day rate on such commercial paper; (ii) 49 or more but fewer than 70 days, such rate shall be the Interest Equivalent of the 60-day rate on such commercial paper; (iii) 70 or more days but fewer than 85 days, such rate shall be the arithmetic average of the Interest Equivalent on the 60-day and 90-day rates on such commercial paper; (iv) 85 or more days but fewer than 99 days, such rate shall be the Interest Equivalent of the 90-day rate on such commercial paper; (v) 99 or more days but fewer than 120 days, such rate shall be the arithmetic average of the Interest Equivalent of the 90-day and 120-day rates on such commercial paper; (vi) 120 or more days but fewer than 141 days, such rate shall be the Interest Equivalent of the 120-day rate on such commercial paper; (vii) 141 or more days but fewer than 162 days, such rate shall be the arithmetic average of the Interest Equivalent of the 120-day and 180-day rates on such commercial paper; and (viii) 162 or more days but fewer than 183 days, such rate shall be the Interest Equivalent of the 180-day rate on such commercial paper.

“Accountant’s Confirmation” has the meaning set forth in Section 11.7(c) of these Bylaws.

“Adviser” means the Trust’s investment adviser which initially shall be Pacific Investment Management Company LLC.

“Affiliate” means any Person, other than UBS Warburg LLC or its successors, known to the Auction Agent to be controlled by, in control of, or under common control with, the Trust.

“Agent Member” means a member of the Securities Depository that will act on behalf of a Beneficial Owner of one or more APS or on behalf of a Potential Beneficial Owner.

“Applicable Percentage” has the meaning set forth in Section 11.10(a)(vii) of these Bylaws.

“Applicable Rate” means the rate per annum at which cash dividends are payable on the APS for any Dividend Period.

“APS” means the Series A APS and the Series B APS.

“APS Basic Maintenance Amount,” as of any Valuation Date, means the dollar amount equal to the sum of (i)(A) the product of the number of shares of APS Outstanding on such date multiplied by $25,000 (plus the product of the number of shares of any other series of Preferred Shares Outstanding on such date multiplied by the liquidation preference of such shares), plus any redemption premium applicable to APS (or other Preferred Shares) then subject to redemption; (B) the aggregate amount of dividends that will have accumulated at the respective Applicable Rates (whether or not earned or declared) to (but not including) the first respective Dividend Payment Dates for each series of APS Outstanding that follow such Valuation Date (plus the aggregate amount of dividends, whether or not earned or declared, that will have accumulated in respect of other Outstanding Preferred Shares to (but not including) the first respective dividend payment dates for such other shares that follow such Valuation Date); (C) the aggregate amount of dividends that would accumulate on shares of each series of APS Outstanding from such first respective Dividend Payment Date therefor through the 49th day after such Valuation Date, at the Maximum Applicable Rate (calculated as if such Valuation Date were the Auction Date for the Dividend Period commencing on such Dividend Payment Date) for a 7-Day Dividend Period of shares of such series to commence on such Dividend Payment Date, assuming, solely for purposes of the foregoing, that if on such Valuation Date the Trust shall have delivered a Notice of Special Dividend Period to the Auction Agent with respect to shares of such series, such Maximum Applicable Rate shall be the higher of (a) the Maximum Applicable Rate for the Special Dividend Period of shares of such series to commence on such Dividend Payment Date and (b) the Maximum Applicable Rate for a 7-Day Rate Period of shares of such series to commence on such Dividend Payment Date, multiplied by the Moody’s Volatility Factor applicable to a 7-Day Dividend Period, or, in the event the Trust shall have delivered a Notice of Special Dividend Period to the Auction Agent with respect to shares of such series designating a Special Dividend Period consisting of 49 days or more, the Moody’s Volatility Factor applicable to a Special Dividend Period of that length (plus the aggregate amount of dividends that would accumulate at the maximum dividend rate or rates on any other Preferred Shares Outstanding from such respective dividend payment dates through the 49th day after such Valuation Date, as established by or pursuant to the respective statements establishing and fixing the rights and preferences of such other Preferred Shares) (except that (1) if such Valuation Date occurs during a Non-Payment Period (or, in the case of Preferred Shares other than APS, a period similar to a Non-Payment Period), the dividend for purposes of calculation would accumulate at the then current Non-Payment Period Rate (or similar rate for Preferred Shares other than APS) and (2) for those days during the period described in this subparagraph (C) in respect of which the Applicable Rate in effect immediately prior to such Dividend Payment Date will remain in effect (or, in the case of Preferred Shares other than APS, in respect of which the dividend rate or rates in effect immediately prior to such respective dividend payment dates will remain in effect), the dividend for purposes of calculation would accumulate at such Applicable Rate (or other rate or rates, as the case may be) in respect of those days); (D) the amount of anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date; (E) the amount of the Trust’s Maximum Potential Gross-up Dividend Liability in respect of shares of APS (and similar amounts payable in respect of other Preferred Shares) as of such Valuation Date; and (F) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through (i)(E) (including, without limitation, any payables for

Municipal Obligations purchased as of such Valuation Date and any liabilities incurred for the purpose of clearing securities transactions) less (ii) the value (i.e., the face value of cash, short-term Municipal Obligations rated MIG-1, VMIG-1 or P-1, and short-term securities that are the direct obligation of the U.S. government, provided in each case that such securities mature on or prior to the date upon which any of (i)(A) through (i)(F) become payable, otherwise the Moody’s Discounted Value) of any of the Trust’s assets irrevocably deposited by the Trust for the payment of any of (i)(A) through (i)(F).

“APS Basic Maintenance Cure Date,” with respect to the failure by the Trust to satisfy the APS Basic Maintenance Amount (as required by Section 11.7(a) of these Bylaws) as of a given Valuation Date, means the tenth Business Day following such Valuation Date.

“APS Basic Maintenance Report” means a report signed by any of the President, Treasurer, any Senior Vice President or any Vice President of the Trust which sets forth, as of the related Valuation Date, the assets of the Trust, the Market Value and the Discounted Value thereof (seriatim and in aggregate), and the APS Basic Maintenance Amount.

“Auction” means a periodic operation of the Auction Procedures.

“Auction Agent” means Deutsche Bank Trust Company Americas unless and until another commercial bank, trust company or other financial institution appointed by a resolution of the Board of Trustees of the Trust or a duly authorized committee thereof enters into an agreement with the Trust to follow the Auction Procedures for the purpose of determining the Applicable Rate and to act as transfer agent, registrar, dividend disbursing agent and redemption agent for the APS.

“Auction Date” has the meaning set forth in Section 11.10(a)(ii) of these Bylaws.

“Auction Procedures” means the procedures for conducting Auctions set forth in Section 11.10 of these Bylaws.

“Beneficial Owner” means a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or, if applicable, the Auction Agent) as a holder of APS or a Broker-Dealer that holds APS for its own account.

“Broker-Dealer” means any broker-dealer, or other entity permitted by law to perform the functions required of a Broker-Dealer pursuant to Section 11.10 of these Bylaws, that has been selected by the Trust and has entered into a Broker-Dealer Agreement with the Auction Agent that remains effective.

“Broker-Dealer Agreement” means an agreement between the Auction Agent and a Broker-Dealer pursuant to which such Broker-Dealer agrees to follow the procedures specified in Section 11.10 of these Bylaws.

“Business Day” means a day on which the New York Stock Exchange is open for trading and which is not a Saturday, Sunday or other day on which banks in New York City are authorized or obligated by law to close.

“Closing Transactions” has the meaning set forth in Section 11.8(a) of these Bylaws.

 “Code” means the Internal Revenue Code of 1986, as amended.

“Commercial Paper Dealers” means UBS Warburg LLC and such other commercial paper dealer or dealers as the Trust may from time to time appoint or, in lieu thereof, their respective affiliates or successors.

“Common Shares” means the shares of beneficial interest designated as common shares, no par value, of the Trust.

“Cure Date” has the meaning set forth in Section 11.4(a)(ii) of these Bylaws.

“Date of Original Issue” means, with respect to any share of APS, the date on which the Trust first issues such share.

“Declaration of Trust” means the Amended and Restated Agreement and Declaration of Trust of the Trust dated September 17, 2002, as from time to time amended and supplemented.

“Deposit Securities” means cash and Municipal Obligations rated at least A2 (having a remaining maturity of 12 months or less), P-1, VMIG-1 or MIG-1 by Moody’s or A (having a remaining maturity of 12 months or less), A-1+ or SP-1+ by S&P.

“Discount Factor” means a Moody’s Discount Factor.

“Discounted Value” of any asset of the Trust means, with respect to a Moody’s Eligible Asset, the quotient of the Market Value thereof divided by the applicable Moody’s Discount Factor.

“Dividend Payment Date,” with respect to APS, has the meaning set forth in Section 11.2(b)(i) of these Bylaws.

“Dividend Period” means the Initial Dividend Period, any 7-Day Dividend Period and any Special Dividend Period.

“Eligible Assets” means Moody’s Eligible Assets.

“Existing Holder” means a Broker-Dealer, or any such other Person that may be permitted by the Trust, that is listed as the holder of record of APS in the Share Books.

“Extension Period” has the meaning set forth in Section 11.2(c)(iii) of these Bylaws.

“Federal Tax Rate Increase” has the meaning set forth under the definition of “Moody’s Volatility Factor” below.

“Forward Commitment” has the meaning set forth in Section 11.8(d) of these Bylaws.

“Gross-Up Dividend” has the meaning set forth in Section 11.2(e) of these Bylaws.

“Holder” means a Person identified as a holder of record of APS in the Share Register.

“Independent Accountant” means a nationally recognized accountant, or firm of accountants, that is, with respect to the Trust, an independent public accountant or firm of independent public accountants under the Securities Act of 1933, as amended, and serving as such for the Trust.

“Initial Dividend Payment Date” means, with respect to a series of APS, the Initial Dividend Payment Date as determined by the Board of Trustees of the Trust or pursuant to their delegated authority with respect to such series.

“Initial Dividend Period” has the meaning set forth in Section 11.2(c)(i) of these Bylaws.

“Initial Dividend Rate” means, with respect to a series of APS, the rate per annum applicable to the Initial Dividend Period for such series of APS.

“Interest Equivalent” means a yield on a 360-day basis of a discount basis security which is equal to the yield on an equivalent interest-bearing security.

“Issue Type Category” means, with respect to a Municipal Obligation acquired by the Trust, for purposes of calculating Moody’s Eligible Assets as of any Valuation Date, one of the following categories into which such Municipal Obligation falls based upon a good faith determination by the Trust: health care issues (including issues related to teaching and non-teaching hospitals, public or private, and elder-care facilities, including nursing homes); housing issues (including issues related to single- and multi-family housing projects); educational facilities issues (including issues related to public and private schools); student loan issues; resource recovery issues; transportation issues (including issues related to mass transit, airports and highways); industrial development bond issues (including issues related to pollution control facilities); utility issues (including issues related to the provision of gas, water, sewers and electricity); general obligation issues; lease obligations (including certificates of participation); escrowed bonds; issues backed by tobacco settlement funds; and other issues (“Other Issues”) not falling within one of the aforementioned categories. The general obligation issue category includes any issue that is directly or indirectly guaranteed by any state or any political subdivision of a state. Utility issues are included in the general obligation issue category if the issue is directly or indirectly guaranteed by a state or any political subdivision of a state. Municipal Obligations in the utility issue category will be classified within one of the three following sub-categories: (i) electric, gas and combination issues (if the combination issue includes an electric issue); (ii) water and sewer utilities and combination issues (if the combination issues does not include an electric issue); and (iii) irrigation, resource recovery, solid waste and other utilities. Municipal Obligations in the transportation issue category will be classified within one of the two following sub-categories: (i) streets and highways, toll roads, bridges and tunnels, airports and multi-purpose port authorities (multiple revenue streams generated by toll roads, airports, real estate, bridges); (ii) mass transit, parking seaports and others.

“Long Term Dividend Period” means a Special Dividend Period consisting of a specified period of one whole year or more but not greater than five years.

“Liens” shall have the meaning set forth in the definition of “Moody’s Eligible Asset” below.

“Mandatory Redemption Price” means $25,000 per share of APS plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption, but excluding Gross-up Dividends.

“Marginal Tax Rate” means the maximum marginal regular federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater.

“Market Value” of any asset of the Trust shall be the market value thereof determined by the Pricing Service. Market Value of any asset shall include any interest accrued thereon. The Pricing Service shall value portfolio securities at the quoted bid prices or the mean between the quoted bid and asked price or the yield equivalent when quotations are not readily available. Securities for which quotations are not readily available shall be valued at fair value as determined by the Pricing Service using methods which include consideration of: yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. In the event the Pricing Service is unable to value a security, the security shall be valued at the lower of two dealer bids obtained by the Trust from dealers who are members of the National Association of Securities Dealers, Inc. and who make a market in the security, at least one of which shall be in writing. Futures contracts and options are valued at closing prices for such instruments established by the exchange or board of trade on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Trustees of the Trust.

“Maximum Applicable Rate,” with respect to APS, has the meaning set forth in Section 11.10(a)(vii) of these Bylaws.

“Maximum Potential Gross-Up Dividend Liability” means, as of any Valuation Date, the aggregate amount of Gross-Up Dividends that would be due if the Trust were to make Retroactive Taxable Allocations, with respect to any fiscal year, estimated based upon dividends paid and the amount of undistributed realized net capital gains and other taxable income earned by the Trust, as of the end of the calendar month immediately preceding such Valuation Date and assuming such Gross-Up Dividends are fully taxable.

“Moody’s” means Moody’s Investors Service, Inc. or its successors.

“Moody’s Discount Factor” shall mean, for purposes of determining the Discounted Value of any Moody’s Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest Exposure Period set forth opposite such rating that is the same length as or is longer than the Moody’s Exposure Period, in accordance with the table set forth below:

Exposure Period	Aaa*	Aa*	A*	Baa*	Other**	(V)MIG-1***	SP-1+****	Unrated*****
7 weeks	151%	159%	166%	173%	187%	136%	148%	225%
8 weeks or less but greater than seven weeks.	154	161	168	176	190	137	149	231
9 weeks or less but greater than eight weeks	158	163	170	177	192	138	150	240

*              Moody’s rating.

**            Municipal Obligations not rated by Moody’s but rated BBB by S&P.

***	Municipal Obligations rated MIG-1 or VMIG-1, which do not mature or have a demand feature at par exercisable in 30 days and which do not have a long-term rating.

****	Municipal Obligations not rated by Moody’s but rated SP-1+ by S&P, which do not mature or have a demand feature at par exercisable in 30 days and which do not have a long-term rating.

*****	Municipal Obligations rated less than Baa3 or not rated by Moody’s and less than BBB or not rated by S&P, not to exceed 10% of Moody’s Eligible Assets.

Notwithstanding the foregoing, (i) except as provided in clause (ii) below, the Moody’s Discount Factor for short-term Municipal Obligations will be 115%, so long as such Municipal Obligations are rated at least MIG-1, VMIG-l or P-1 by Moody’s and mature or have a demand feature at par exercisable in 30 days or less, or 125%, as long as such Municipal Obligations are rated at least A-1+/AA or SP-1+/AA by S&P and mature or have a demand feature at par exercisable in 30 days or less, (ii) the Moody’s Discount Factor for residual interest municipal bonds and structured notes shall be the product of (x) the percentage determined by reference to the rating on the security underlying such residual interest municipal bond multiplied by (y) 1.25 (provided that the trust in which such residual interest municipal bond is held may be terminated within five business days), and (iii) except as provided in clause (ii) above, no Moody’s Discount Factor will be applied to cash, Receivables for Municipal Obligations Sold, or futures, options and similar instruments (to the extent such securities are Moody’s Eligible Assets); provided, however, that for purposes of determining the Moody’s Discount Factor applicable to a

Municipal Obligation, any Municipal Obligation (excluding any short-term Municipal Obligation) not rated by Moody’s but rated by S&P shall be deemed to have a Moody’s rating which is one full rating category lower than its S&P rating.

“Moody’s Eligible Asset” shall mean cash, Receivables for Municipal Obligations Sold, futures and options (to the extent entered into in Moody’s Hedging Transactions) and similar instruments (including residual interest municipal bonds (provided that the trust in which such residual interest municipal bond is held may be terminated within five business days) and structured notes), or a Municipal Obligation that (i) pays interest in cash, (ii) does not have its Moody’s rating, as applicable, suspended by Moody’s, and (iii) is part of an issue of Municipal Obligations of at least $5,000,000, except that the minimum issue size is $10,000,000 for Municipal Obligations rated below A by Moody’s and Municipal Obligations within the healthcare Issuer Type Category and, in the case of residual interests municipal bonds, the minimum issue size of the Municipal Obligation underlying the residual interest municipal bond is $10,000,000. For purposes of the foregoing, an “issue” of a residual interest municipal bond shall be interpreted to refer to all similar securities issued by the trust in which the residual interest municipal bond is held and not only to the particular securities issued to the Trust. Except for general obligation bonds, Municipal Obligations issued by any one issuer and rated BBB or lower or not rated by S&P and rated Ba or B or not rated by Moody’s (“Other Securities”) may comprise no more than 4% of total Moody’s Eligible Assets; such Other Securities, if any, together with any Municipal Obligations issued by the same issuer and rated Baa by Moody’s or A by S&P, may comprise no more than 6% of total Moody’s Eligible Assets; such Other Securities, Baa and A-rated Municipal Obligations, if any, together with any Municipal Obligations issued by the same issuer and rated A by Moody’s or AA by S&P, may comprise no more than 10% of total Moody’s Eligible Assets; and such Other Securities, Baa, A and AA-rated Municipal Obligations, if any, together with any Municipal Obligations issued by the same issuer and rated Aa by Moody’s or AAA by S&P, may comprise no more than 20% of total Moody’s Eligible Assets. For purposes of the foregoing sentence, any Municipal Obligation backed by the guaranty, letter of credit or insurance issued by a third party shall be deemed to be issued by such third party if the issuance of such third party credit is the sole determinant of the rating on such Municipal Obligation. Other Securities falling within a particular Issue Type Category may comprise no more than 12% of total Moody’s Eligible Assets; such Other Securities, if any, together with any Municipal Obligations falling within a particular Issue Type Category and rated Baa by Moody’s or A by S&P, may comprise no more than 20% of total Moody’s Eligible Assets; such Other Securities, Baa and A-rated Municipal Obligations, if any, together with any Municipal Obligations falling within a particular Issue Type Category and rated A by Moody’s or AA by S&P, may comprise no more than 40% of total Moody’s Eligible Assets; and such Other Securities, Baa, A and AA-rated Municipal Obligations, if any, together with any Municipal Obligations falling within a particular Issue Type Category and rated Aa by Moody’s or AAA by S&P, may comprise no more than 60% of total Moody’s Eligible Assets. For purposes of this definition, a Municipal Obligation shall be deemed to be rated BBB by S&P if rated BBB-, BBB or BBB+ by S&P. Notwithstanding any other provision of this definition, in no event may (i) student loan Municipal Obligations comprise more than 10% of Moody’s Eligible Assets; (ii) resource recovery Municipal

Obligations comprise more than 10% of Moody’s Eligible Assets; and (iii) Other Issues comprise more than 10% of Moody’s Eligible Assets. For purposes of applying the foregoing requirements, Municipal Obligations rated MIG-1, VMIG-1 or P-1 or, if not rated by Moody’s, rated A-1+/AA or SP-1+/AA by S&P, shall be considered to have a long-term rating of A. When the Trust sells a Municipal Obligation and agrees to repurchase such Municipal Obligation at a future date, such Municipal Obligation shall be valued at its Discounted Value for purposes of determining Moody’s Eligible Assets, and the amount of the repurchase price of such Municipal Obligation shall be included as a liability for purposes of calculating the APS Basic Maintenance Amount. When the Trust purchases a Moody’s Eligible Asset and agrees to sell it at a future date, such Eligible Asset shall be valued at the amount of cash to be received by the Trust upon such future date, provided that the counterparty to the transaction has a long-term debt rating of at least A2 from Moody’s and the transaction has a term of no more than 30 days, otherwise such Eligible Asset shall be valued at the Discounted Value of such Eligible Asset.

Notwithstanding the foregoing, an asset will not be considered a Moody’s Eligible Asset to the extent it is (i) subject to any material lien, mortgage, pledge, security interest or security agreement of any kind (collectively, “Liens”), except for (A) Liens which are being contested in good faith by appropriate proceedings and which Moody’s has indicated to the Trust will not affect the status of such asset as a Moody’s Eligible Asset, (B) Liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (C) Liens to secure payment for services rendered or cash advanced to the Trust by its investment manager or portfolio manager, the Trust’s custodian, transfer agent or registrar or the Auction Agent and (D) Liens arising by virtue of any repurchase agreement; (ii) deposited irrevocably for the payment of any liabilities for purposes of determining the APS Basic Maintenance Amount; or (iii) held in a margin account.

“Moody’s Exposure Period” means the period commencing on a given Valuation Date and ending 49 days thereafter.

“Moody’s Hedging Transactions” has the meaning set forth in Section 11.8(a) of these Bylaws.

“Moody’s Volatility Factor” means as of any Valuation Date, (i) in the case of any 7-Day Dividend Period, any Special Dividend Period of 28 days or fewer, or any Special Dividend Period of 57 days or more, a multiplicative factor equal to 275% , except as otherwise provided in the last sentence of this definition; (ii) in the case of any Special Dividend Period of more than 28 but fewer than 36 days, a multiplicative factor equal to 203%; (iii) in the case of any Special Dividend Period of more than 35 but fewer than 43 days, a multiplicative factor equal to 217%; (iv) in the case of any Special Dividend Period of more than 42 but fewer than 50 days, a multiplicative factor equal to 226%; and (v) in the case of any Special Dividend Period of more than 49 but fewer than 57 days, a multiplicative factor equal to 235%. If, as a result of the enactment of changes to the Code, the Marginal Tax Rate will increase, such increase being rounded up to the next five percentage points (the “Federal Tax Rate Increase”), until the effective date of such increase, the Moody’s Volatility Factor in the case of any Dividend Period described in (i) above in this definition instead shall be determined by reference to the following table:

Federal Tax Rate Increase	Volatility Factor

5%	295%
10%	317%
15%	341%
20%	369%
25%	400%
30%	436%
35%	477%
40%	525%

“Municipal Obligations” means municipal obligations, including municipal bonds and short-term municipal obligations, the interest from which is exempt from federal income taxes.

“Municipal Index” means the Bond Buyer Municipal Bond Index or any successor index approved by Moody’s.

“1940 Act” means the Investment Company Act of 1940, as amended from time to time.

“1940 Act APS Asset Coverage” means asset coverage, as defined in section 18(h) of the 1940 Act, of at least 200% with respect to all Outstanding senior securities of the Trust which are shares of beneficial interest, including APS and VMTP Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of beneficial interest of a closed-end investment company as a condition of paying dividends on its common shares).

“1940 Act Cure Date,” with respect to the failure by the Trust to maintain the 1940 Act APS Asset Coverage (as required by these Bylaws) as of the last Business Day of each month, means the last Business Day of the following month.

“Non-Call Period” has the meaning set forth under the definition of “Specific Redemption Provisions.”

“Non-Payment Period” means a period commencing on and including a Dividend Payment Date or redemption date for which the Trust shall fail to (i) declare, prior to the close of business on the second Business Day preceding such Dividend Payment Date, for payment on or (to the extent permitted by Section 11.2(c)(i) of these Bylaws) within three Business Days after such Dividend Payment Date to the Holders as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date, the full amount of any dividend on APS payable on such Dividend Payment Date, provided, however, that if the Trust is not able to make such declaration in compliance with the foregoing because an unforeseen event or unforeseen events causes or cause a day that otherwise would have been a Business Day not to be a Business Day, then the Trust may make such declaration on the Business Day immediately preceding the Dividend Payment Date, if possible, or, if not possible, on the Dividend Payment Date, and in such case the Trust shall not be deemed to have failed to declare a dividend otherwise required to be declared, or (ii) deposit, irrevocably in trust, in same-day funds, with the Auction Agent by 12:00 noon, New York City time, (A) on such Dividend Payment Date the full amount of any cash dividend on such shares payable (if declared) on such Dividend Payment Date or (B) on any such redemption date for any shares of APS called for redemption, the Mandatory Redemption Price per share of such APS or, in the case of an optional redemption, the Optional Redemption Price per share, and ending on and including the Business Day on which, by 12:00 noon, New York City time, all unpaid cash dividends and unpaid redemption prices shall have been so deposited or shall have otherwise been made available to Holders in same-day funds; provided that, a Non-Payment Period shall not end unless the Trust shall have given at least five days’ but no more than 30 days’ written notice of such deposit or availability to the Auction Agent, all Existing Holders (at their addresses appearing in the Share Books) and the Securities Depository. Notwithstanding the foregoing, the failure by the Trust to deposit funds as provided for by clauses (ii)(A) or (ii)(B) above within three Business Days after any Dividend Payment Date or redemption date, as the case may be, in each case to the extent contemplated by Section 11.2(c)(i) of these Bylaws, shall not constitute a “Non-Payment Period.”

“Non-Payment Period Rate” means, initially, 200% of the applicable Reference Rate (or 275% of such rate if the Trust has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend that net capital gains or other taxable income will be included in such dividend the APS), provided that the Board of Trustees of the Trust shall have the authority to adjust, modify, alter or change from time to time the initial Non-Payment Period Rate if the Board of Trustees of the Trust determines and Moody’s (and any Substitute Rating Agency in lieu of Moody’s in the event Moody’s shall not rate the APS) advise the Trust in writing that such adjustment, modification, alteration or change will not adversely affect its then current ratings on the APS.

“Normal Dividend Payment Date” has the meaning set forth in Section 11.2(b)(i) of these Bylaws.

“Notice of Redemption” means any notice with respect to the redemption of shares of APS pursuant to Section 11.4 of these Bylaws.

“Notice of Revocation” has the meaning set forth in Section 11.2(c)(iii) of these Bylaws.

“Notice of Special Dividend Period” has the meaning set forth in Section 11.2(c)(iii) of these Bylaws.

“Optional Redemption Price” means $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption plus any applicable redemption premium attributable to the designation of a Premium Call Period, but excluding Gross-up Dividends.

“Other Issues” has the meaning set forth in the definition of “Issue Type Category.”

 “Other Securities” has the meaning set forth in the definition of “Moody’s Eligible Asset."

“Outstanding” means, as of any date (i) with respect to APS, shares of APS theretofore issued by the Trust except, without duplication, (A) any shares of APS theretofore canceled or delivered to the Auction Agent for cancellation, or redeemed by the Trust, or as to which a Notice of Redemption shall have been given and Deposit Securities shall have been deposited in trust or segregated by the Trust pursuant to Section 11.4(c) hereto and (B) any shares of APS as to which the Trust or any Affiliate (other than an Affiliate that is a Broker-Dealer) thereof shall be a Beneficial Owner, provided that shares of APS held by an Affiliate shall be deemed outstanding for purposes of calculating the APS Basic Maintenance Amount and (ii) with respect to other Preferred Shares, has the equivalent meaning.

“Parity Shares” means the APS and each other outstanding series of Preferred Shares the holders of which, together with the holders of the APS, shall be entitled to the receipt of dividends or of amounts distributable upon liquidation, dissolution or winding up, as the case may be, in proportion to the full respective preferential amounts to which they are entitled, without preference or priority one over the other. For the avoidance of doubt, the VMTP Shares and each series thereof are Parity Shares along with the APS for these purposes.

“Person” means and includes an individual, a partnership, a trust, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Potential Beneficial Owner” means a customer of a Broker-Dealer or a Broker-Dealer that is not a Beneficial Owner of APS but that wishes to purchase such shares, or that is a Beneficial Owner that wishes to purchase additional APS.

“Potential Holder” means any Broker-Dealer or any such other Person as may be permitted by the Trust, including any Existing Holder, who may be interested in acquiring APS (or, in the case of an Existing Holder, additional APS).

“Preferred Shares” means preferred shares of beneficial interest of the Trust, and includes APS, the VMTP Shares and any other shares of beneficial interest hereafter authorized and issued by the Trust of a class having priority over any other class as to distribution of assets or payments of dividends.

“Premium Call Period” has the meaning set forth under the definition of “Specific Redemption Provisions.”

“Pricing Service” means Standard & Poor’s/J.J. Kenny or any pricing service designated by the Board of Trustees of the Trust for purposes of determining whether the Trust has Moody’s

Eligible Assets with an aggregate Discounted Value that equals or exceeds the APS Basic Maintenance Amount.

“Quarterly Valuation Date” means the last Business Day of the last month of each fiscal quarter of the Trust in each fiscal year of the Trust, commencing November 29, 2002.

“Rating Agency” means a nationally recognized statistical rating organization.

“Receivables for Municipal Obligations Sold” shall mean for purposes of calculation of Moody’s Eligible Assets as of any Valuation Date, no more than the aggregate of the following: (i)     the book value of receivables for Municipal Obligations sold as of or prior to such Valuation Date if such receivables are due within five business days of such Valuation Date, and if the trades which generated such receivables are (x) settled through clearing house firms with respect to which the Fund has received prior written authorization from Moody’s or (y) with counterparties having a Moody’s long-term debt rating of at least Baa3; and (ii) the Moody’s Discounted Value of Municipal Obligations sold as of or prior to such Valuation Date which generated receivables, if such receivables are due within five business days of such Valuation Date but do not comply with either of the conditions specified in (i) above.

“Reference Rate” means: (i) with respect to a Dividend Period or a Short Term Dividend Period having 28 or fewer days, the higher of the applicable “AA” Composite Commercial Paper Rate and the Taxable Equivalent of the Short-Term Municipal Obligation Rate, (ii) with respect to any Short Term Dividend Period having more than 28 but fewer than 183 days, the applicable “AA” Composite Commercial Paper Rate, (iii) with respect to any Short Term Dividend Period having 183 or more but fewer than 364 days, the applicable U.S. Treasury Bill Rate and (iv) with respect to any Long Term Dividend Period, the applicable U.S. Treasury Note Rate.

“Request for Special Dividend Period” has the meaning set forth in Section 11.2(c)(iii) of these Bylaws.

“Response” has the meaning set forth in Section 11.2(c)(ii) of these Bylaws.

“Retroactive Taxable Allocation” has the meaning set forth in Section 11.2(e) of these Bylaws.

“Right” has the meaning set forth in Section 11.2(e) of these Bylaws.

“S&P” means Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., or its successors.

“Securities Depository” means The Depository Trust Company and its successors and assigns or any successor securities depository selected by the Trust as securities depository for the APS that agrees to follow the procedures required to be followed by such securities depository in connection with the APS.

“Service” means the United States Internal Revenue Service.

“Series A APS” means the Auction Preferred Shares, Series A.

 “Series B APS” means the Auction Preferred Shares, Series B.

“7-Day Dividend Period” means a Dividend Period consisting of seven days.

“Share Books” means the books maintained by the Auction Agent setting forth at all times a current list, as determined by the Auction Agent, of Existing Holders of the APS.

“Share Register” means the register of Holders maintained on behalf of the Trust by the Auction Agent in its capacity as transfer agent and registrar for the APS.

“Short Term Dividend Period” means a Special Dividend Period consisting of a specified number of days, evenly divisible by seven and not fewer than fourteen nor more than 364.

“Special Dividend Period” means a Short Term Dividend Period or a Long Term Dividend Period.

“Specific Redemption Provisions” means, with respect to a Special Dividend Period either, or both of, (i) a period (a “Non-Call Period”) determined by the Board of Trustees of the Trust, after consultation with the Auction Agent and the Broker-Dealers, during which the APS subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii)   a period (a “Premium Call Period”), consisting of a number of whole years and determined by the Board of Trustees of the Trust, after consultation with the Auction Agent and the Broker-Dealers, during each year of which the APS subject to such Dividend Period shall be redeemable at the Trust’s option at a price per share equal to $25,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $25,000, as determined by the Board of Trustees of the Trust after consultation with the Auction Agent and the Broker-Dealers.

“Subsequent Dividend Period” has the meaning set forth in Section 11.2(c)(i) of these Bylaws.

“Substitute Commercial Paper Dealers” means such substitute commercial paper dealer or dealers as the Trust may from time to time appoint or, in lieu of any thereof, their respective affiliates or successors.

“Substitute Rating Agency” means a Rating Agency selected by UBS Warburg LLC or its respective affiliates and successors, after consultation with the Trust, to act as the substitute Rating Agency to determine the credit ratings of the APS.

“Sufficient Clearing Bids” has the meaning set forth in Section 11.10(a)(xv) of these Bylaws.

“Taxable Equivalent of the Short-Term Municipal Obligations Rate” on any date means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7 Day High Grade Rate Index or any successor index (the “S&P 7 Day Index”), made available for the Business Day immediately preceding such date but in any event not later than 8:30 A.M., New York City time, on such date by S&P Dow Jones Indices or any successor thereto, based upon evaluations at par of short-term bonds the interest on which is excludable for regular federal income tax purposes under the Code of “high grade” component issuers selected by S&P Dow Jones Indices or any such successor from time to time in its discretion, which component issuers shall include, without limitation, issuers of general obligation bonds but shall exclude any bonds the interest on which constitutes an item of tax preference for purposes of the federal alternative minimum tax for individuals, divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal); provided, however, that if the S&P 7 Day Index is not made so available by 8:30 A.M., New York City time, on such date by S&P Dow Jones Indices or any successor, the Taxable Equivalent of the Short-Term Municipal Obligation Rate shall mean the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the most recent S&P 7 Day Index so made available for any preceding Business Day, divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal). The Trust may not utilize a successor index to the S&P 7 Day Index unless Moody’s provides the Trust with written confirmation that the use of such successor index will not adversely affect the then-current Moody’s rating of the APS.

“Treasury Bonds” means United States Treasury Bonds or Notes.

“U.S. Treasury Bill Rate” on any date means (i) the Interest Equivalent of the rate on the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as such rate is made available on a discount basis or otherwise by the Federal Reserve Bank of New York in its Composite 3:30 P.M. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Bill Rate on such date. For purposes of determining the “U.S. Treasury Bill Rate” the “Alternate Treasury Bill Rate” on any date means the Interest Equivalent of the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as determined by bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Auction Agent.

“U.S. Treasury Note Rate” on any date means (i) the yield as calculated by reference to the bid price quotation of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as such bid price quotation is published on the Business Day immediately preceding such date by the Federal Reserve Bank of New York in its Composite 3:30 P.M. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Note Rate on such date. For purposes of determining the U.S. Treasury Note Rate, the “Alternate Treasury Note Rate” on any date means the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as determined by the bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Auction Agent.

“Valuation Date” means, for purposes of determining whether the Trust is maintaining the APS Basic Maintenance Amount, the last Business Day of each week commencing with the Date of Original Issue.

“VMTP Shares” shall mean Variable Rate MuniFund Term Preferred Shares, $0.00001 par value per share, liquidation preference $100,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), of the Trust. The preferences, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of each series of VMTP Shares are set forth in the VMTP Shares Statement.

“VMTP Shares Statement” shall mean the Statement Establishing and Fixing the Rights and Preferences of VMTP Shares, together with the appendices thereto, attached as Exhibit 1 to these Bylaws.

“Voting Period” has the meaning set forth in Section 11.5(b) of these Bylaws.

(b) The foregoing definitions of Accountant’s Confirmation, APS Basic Maintenance Amount, APS Basic Maintenance Cure Date, APS Basic Maintenance Report, Closing Transactions, Deposit Securities, Discounted Value, Forward Commitment, Independent Accountant, Market Value, Maximum Applicable Rate, Maximum Potential Gross-Up Dividend Liability, Moody’s Discount Factor, Moody’s Eligible Asset, Moody’s Exposure Period, Moody’s Hedging Transactions, Moody’s Volatility Factor, Municipal Index, 1940 Act APS Asset Coverage, 1940 Act Cure Date, Treasury Bonds and Valuation Date (and any terms defined within such definitions) have been determined by the Board of Trustees of the Trust in order to obtain a “Aaa” rating from Moody’s on the APS on their Date of Original Issue; and the Board of Trustees of the Trust shall have the authority, without shareholder approval, to amend, alter or repeal from time to time the foregoing definitions and the restrictions and guidelines set forth thereunder if Moody’s or any Substitute Rating Agency advises the Trust in writing that such amendment, alteration or repeal will not adversely affect its then current rating on the APS.

11.2     Dividends. (a) The Holders of a particular series of APS shall be entitled to receive, when, as and if declared by the Board of Trustees of the Trust, out of funds legally available therefor, cumulative dividends each consisting of (i) cash at the Applicable Rate, (ii) a Right to receive cash as set forth in Section 11.2(e) below, and (iii) any additional amounts as set forth in Section 11.2(f) below, and no more, payable on the respective dates set forth below. Dividends on the shares of each series of APS so declared and payable shall be paid (i) in preference to and in priority over any dividends declared and payable on the Common Shares, and (ii) to the extent permitted under the Code and to the extent available, out of net tax-exempt income earned on the Trust’s investments. To the extent permitted under the Code, dividends on APS will be designated as exempt-interest dividends. For the purposes of this section, the term “net tax-exempt income” shall exclude capital gains of the Trust.

(b)         (i)         Cash dividends on shares of each series of APS shall accumulate from the Date of Original Issue and shall be payable, when, as and if declared by the Board of Trustees of the Trust, out of funds legally available therefor, commencing on the Initial Dividend Payment Date. Following the Initial Dividend Payment Date for a series of APS, dividends on that series of APS will be payable, at the option of the Trust, either (i) with respect to any 7-Day Dividend Period and any Short Term Dividend Period of 35 or fewer days, on the day next succeeding the last day thereof, or (ii) with respect to any Short Term Dividend Period of more than 35 days and with respect to any Long Term Dividend Period, monthly on the first Business Day of each calendar month during such Short Term Dividend Period or Long Term Dividend Period and on the day next succeeding the last day thereof (each such date referred to in clause (i) or (ii) being herein referred to as a “Normal Dividend Payment Date”), except that if such Normal Dividend Payment Date is not a Business Day, then the Dividend Payment Date shall be the first Business Day next succeeding such Normal Dividend Payment Date. Although any particular Dividend Payment Date may not occur on the originally scheduled date because of the exceptions discussed above, the next succeeding Dividend Payment Date, subject to such exceptions, will occur on the next following originally scheduled date. If for any reason a Dividend Period for a series of APS is scheduled to begin on the same day and end on the same day as a Dividend Period for another series of APS, then the last day of such Dividend Period for such other series of APS shall be the second Business Day next succeeding such scheduled day unless the Trust obtains the opinion of tax counsel referred to in this paragraph. Subject to the limitation in the next sentence, if for any reason a Dividend Payment Date cannot be fixed as described above, then the Board of Trustees of the Trust shall fix the Dividend Payment Date. However, no Dividend Period of any series of APS shall be co-extensive with any Dividend Period of any other series of APS unless the Trust has received an opinion of tax counsel that having such co-extensive periods will not affect the deductibility, for federal income tax purposes, of dividends paid on the different series of APS. The Board of Trustees of the Trust before authorizing a dividend may change a Dividend Payment Date if such change does not adversely affect the contract rights of the Holders of APS set forth in the Declaration of Trust or the Bylaws. The Initial Dividend Period, 7-Day Dividend Periods and Special Dividend Periods with respect to a series of APS are hereinafter sometimes referred to as “Dividend Periods.” Each dividend payment date determined as provided above is hereinafter referred to as a “Dividend Payment Date.”

Each dividend shall be paid to the Holders as they appear in the Stock Register as of 12:00 noon, New York City time, on the Dividend Payment Date. Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as they appear on the Stock Register on a date, not exceeding 15 days prior to the payment date therefor, as may be fixed by the Board of Trustees of the Trust.

(c)         (i) During the period from and including the Date of Original Issue to but excluding the Initial Dividend Payment Date for a series of APS (the “Initial Dividend Period”), the Applicable Rate for such series of APS shall be the Initial Dividend Rate. Commencing on the Initial Dividend Payment Date for a series of APS, the Applicable Rate on that series for each subsequent dividend period (hereinafter referred to as a “Subsequent Dividend Period”), which Subsequent Dividend Period shall commence on and include a Dividend Payment Date and shall end on and include the calendar day prior to the next Dividend Payment Date (or last Dividend Payment Date in a Dividend Period if there is more than one Dividend Payment Date), shall be equal to the rate per annum that results from implementation of the Auction Procedures.

For a series of APS, the Applicable Rate for such series for each Dividend Period commencing during a Non-Payment Period shall be equal to the Non-Payment Period Rate; and each Dividend Period, commencing after the first day of, and during, but not after the end of, a Non-Payment Period shall be a 7-Day Dividend Period. Except in the case of the willful failure of the Trust to pay a dividend on a Dividend Payment Date or to redeem any shares of APS on the date set for such redemption, any amount of any dividend due on any Dividend Payment Date (if, prior to the close of business on the second Business Day preceding such Dividend Payment Date, the Trust has declared such dividend payable on such Dividend Payment Date to the Holders of such shares of APS as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date) or redemption price with respect to any shares of APS not paid to such Holders when due may be paid to such Holders in the same form of funds by 12:00 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that, such amount is accompanied by a late charge calculated for such period of non-payment at the Non-Payment Period Rate applied to the amount of such non-payment based on the actual number of days comprising such period (excluding any days that would have been Business Days but for the occurrence of any unforeseen event or unforeseen events that caused such days not to be Business Days) divided by 365, and in such case such period shall not constitute a Non-Payment Period; provided, however, that the Trust shall not be required to pay any late charge if it declares a dividend on the Dividend Payment Date or the Business Day immediately preceding such Dividend Payment Date in accordance with clause (i) of the definition of “Non-Payment Period” and deposits payment for such dividend as contemplated by clause (ii)(A) of the definition of “Non-Payment Period” on or before the second Business Day succeeding the day on which the dividend was declared. In the case of a willful failure of the Trust to pay a dividend on a Dividend Payment Date or to redeem any shares of APS on the date set for such redemption, the preceding sentence shall not apply and the Applicable Rate for the Dividend Period commencing during the Non-Payment Period resulting from such failure shall be the Non-Payment Period Rate. For the purposes of the foregoing, payment to a person in same-day funds on any Business Day at any time shall be considered equivalent to payment to such person in New York Clearing House (next-day) funds at the same time on the preceding Business Day, and any payment made after 12:00 noon, New York City time, on any Business Day shall be considered to have been made instead in the same form of funds and to the same person before 12:00 noon, New York City time, on the next Business Day.

(ii)         The amount of cash dividends per share of any series of APS payable (if declared) on the Initial Dividend Payment Date, each 7-Day Dividend Period and each Dividend Payment Date of each Short Term Dividend Period shall be computed by multiplying the Applicable Rate for such Dividend Period by a fraction, the numerator of which will be the number of days in such Dividend Period or part thereof that such share was outstanding and the denominator of which will be 365, multiplying the amount so obtained by $25,000, and rounding the amount so obtained to the nearest cent. During any Long Term Dividend Period, the amount of cash dividends per share of a series of APS payable (if declared) on any Dividend Payment Date shall be computed by multiplying the Applicable Rate for such Dividend Period by a fraction, the numerator of which will be such number of days in such part of such Dividend Period that such share was outstanding and for which dividends are payable on such Dividend Payment Date and the denominator of which will be 360, multiplying the amount so obtained by $25,000, and rounding the amount so obtained to the nearest cent.

(iii)        The Trust may, at its sole option and to the extent permitted by law, by telephonic and written notice (a “Request for Special Dividend Period”) to the Auction Agent and to each Broker-Dealer, request that the next succeeding Dividend Period for a series of APS be a number of days (other than seven), evenly divisible by seven and not fewer than fourteen nor more than 364 in the case of a Short Term Dividend Period or one whole year or more but not greater than five years in the case of a Long Term Dividend Period, specified in such notice, provided that the Trust may not give a Request for Special Dividend Period for a Dividend Period of greater than 28 days (and any such request shall be null and void) unless, for any Auction occurring after the initial Auction, Sufficient Clearing Bids were made in the last occurring Auction and unless full cumulative dividends, any amounts due with respect to redemptions, and any Gross-Up Dividends payable prior to such date have been paid in full. Such Request for Special Dividend Period, in the case of a Short Term Dividend Period, shall be given on or prior to the second Business Day but not more than seven Business Days prior to an Auction Date for a series of APS and, in the case of a Long Term Dividend Period, shall be given on or prior to the second Business Day but not more than 28 days prior to an Auction Date for a series of APS. Upon receiving such Request for Special Dividend Period, the Broker-Dealer(s) shall jointly determine the Optional Redemption Price of the APS during such Special Dividend Period and the Specific Redemption Provisions and shall give the Trust and the Auction Agent written notice (a “Response”) of such determination by no later than the second Business Day prior to such Auction Date. In making such determination the Broker-Dealer(s) will consider (1) existing short-term and long-term market rates and indices of such short-term and long-term rates, (2) existing market supply and demand for short-term and long-term securities, (3) existing yield curves for short-term and long-term securities comparable to the APS, (4) industry and financial conditions which may affect the APS, (5) the investment objective of the Trust, and (6) the Dividend Periods and dividend rates at which current and potential beneficial holders of the APS would remain or become beneficial holders. After providing the Request for Special Dividend Period to the Auction Agent and each Broker-Dealer as set forth above, the Trust may by no later than the second Business Day prior to such Auction Date give a notice (a “Notice of Special Dividend Period”) to the Auction Agent, the Securities Depository and each Broker-Dealer which notice will specify (i) the duration of the

Special Dividend Period, (ii) the Optional Redemption Price as specified in the related Response and (iii) the Specific Redemption Provisions, if any, as specified in the related Response. The Trust also shall provide a copy of such Notice of Special Dividend Period to Moody’s. The Trust shall not give a Notice of Special Dividend Period and, if the Trust has given a Notice of Special Dividend Period, the Trust is required to give telephonic and written notice of its revocation (a “Notice of Revocation”) to the Auction Agent, each Broker-Dealer, and the Securities Depository on or prior to the Business Day prior to the relevant Auction Date if (x) either the 1940 Act APS Asset Coverage is not satisfied or the Trust shall fail to maintain Moody’s Eligible Assets with an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount, on each of the two Valuation Dates immediately preceding the Business Day prior to the relevant Auction Date on an actual basis and on a pro forma basis giving effect to the proposed Special Dividend Period (using as a pro forma dividend rate with respect to such Special Dividend Period the dividend rate which the Broker-Dealers shall advise the Trust is an approximately equal rate for securities similar to the APS with an equal dividend period) or (y) sufficient funds for the payment of dividends payable on the immediately succeeding Dividend Payment Date have not been irrevocably deposited with the Auction Agent by the close of business on the third Business Day preceding the Auction Date immediately preceding such Dividend Payment Date. The Trust also shall provide a copy of such Notice of Revocation to Moody’s. If the Trust is prohibited from giving a Notice of Special Dividend Period as a result of any of the factors enumerated in clause (x) or (y) above or if the Trust gives a Notice of Revocation with respect to a Notice of Special Dividend Period for any series of APS, the next succeeding Dividend Period will be a 7-Day Dividend Period. In addition, in the event Sufficient Clearing Bids are not made in an Auction, or if an Auction is not held for any reason, such next succeeding Dividend Period will be a 7-Day Dividend Period and the Trust may not again give a Notice of Special Dividend Period for the APS (and any such attempted notice shall be null and void) until Sufficient Clearing Bids have been made in an Auction with respect to a 7-Day Dividend Period. If an Auction is not held because an unforeseen event or unforeseen events cause a day that otherwise would have been a Dividend Payment Date or an Auction Date not to be a Business Day, then the length of the Dividend Period relating to such Dividend Payment Date shall be extended by seven days (or a multiple thereof if necessary because of such unforeseen event or events) (an “Extension Period”), the Applicable Rate for such Extension Period shall be the Applicable Rate for the Dividend Period so extended and the Dividend Payment Date for such Dividend Period shall be the first Business Day next succeeding the end of such Extension Period.

(d)         (i) Holders shall not be entitled to any dividends, whether payable in cash, property or shares on APS, in excess of full cumulative dividends as herein provided (except for Gross-up Dividends as provided in Section 11.2(e) hereof). Except for the late charge payable pursuant to Section 11.2(c)(i) hereof, no interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment on the shares of APS that may be in arrears.

(ii) For so long as any share of APS is Outstanding, the Trust shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the shares of APS as to dividends or upon liquidation) in respect of the Common Shares or any other shares of beneficial interest of the Trust ranking junior to or on a parity with the shares of APS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any shares of the Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Trust ranking junior to the shares of APS as to dividends and upon liquidation) or any other such Parity Shares (except by conversion into or exchange for stock of the Trust ranking junior to or on a parity with the shares of APS as to dividends and upon liquidation), unless (A) immediately after such transaction, the Trust shall have Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount and the Trust shall maintain the 1940 Act APS Asset Coverage, (B) full cumulative dividends on shares of APS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent, (C) any Gross-up Dividend required to be paid pursuant to Section 11.2(e) below on or before the date of such declaration or payment has been paid and (D) the Trust has redeemed the full number of APS required to be redeemed by any provision for mandatory redemption contained herein.

(e)         Each dividend shall consist of (i) cash at the Applicable Rate, (ii) an uncertificated right (a “Right”) to receive a Gross-up Dividend (as defined below), and (iii) any additional amounts as set forth in Section 11.2(f) below. Each Right shall thereafter be independent of the share or shares of APS on which the dividend was paid. The Trust shall cause to be maintained a record of each Right received by the respective Holders. A Right may not be transferred other than by operation of law. If the Trust retroactively allocates any net capital gains or other income subject to regular federal income taxes to shares of APS solely by reason of the fact that such allocation is made as a result of the redemption of all or a portion of the outstanding shares of APS or the liquidation of the Trust (the amount of such allocation referred to herein as a “Retroactive Taxable Allocation”), the Trust will, if it has not given advance notice thereof to the Auction Agent as described in Section 11.2(f) hereof, within 90 days (and generally within 60 days) after the end of the Trust’s fiscal year for which a Retroactive Taxable Allocation is made, provide notice thereof to the Auction Agent and to each holder of a Right applicable to such shares of APS (initially as nominee of The Depository Trust Company) during such fiscal year at such holder’s address as the same appears or last appeared on the Stock Books of the Trust. The Trust will, within 30 days after such notice is given to the Auction Agent, pay to the Auction Agent (who will then distribute to such holders of Rights), out of funds legally available therefor, an amount equal to the aggregate Gross-up Dividends with respect to all Retroactive Taxable Allocations made to such holders during the fiscal year in question.

A “Gross-Up Dividend” means payment to a present or former Holder of shares of APS of an amount which, giving effect to the Retroactive Taxable Allocation, if any, made to such Holder with respect to the fiscal year in question, would cause such Holder’s after-tax return (taking into account both the Retroactive Taxable Allocation and the Gross-up Dividend) to be equal to the after-tax return such holder would have received if there had been no Retroactive Taxable Allocation. Such Gross-up Dividend shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no holder of shares of APS is subject to the federal alternative minimum tax with respect to dividends received from the Trust; and (iii) assuming that each Retroactive Taxable Allocation would be taxable in the hands of each holder of APS at the greater of: (x) the maximum combined effective marginal regular federal and California State individual income tax rate applicable to ordinary income or capital gains depending on the taxable character of the distribution (including any surtax); or (y) the maximum combined effective marginal regular federal and California State corporate income tax rate applicable to ordinary income or capital gains depending on the taxable character of the distribution (disregarding in both (x) and (y) the effect of any local taxes and the phase out of, or provision limiting, personal exemptions, itemized deductions, or the benefit of lower tax brackets).

(f)         Except as provided below, whenever the Trust is aware that it will include any net capital gains or other income subject to regular federal income taxes in any dividend on shares of APS, the Trust will notify the Auction Agent of the amount to be so included at least five Business Days prior to the Auction Date on which the Applicable Rate for such dividend is to be established. The Trust may also include such income in a dividend on shares of a series of APS without giving advance notice thereof if it increases the dividend by an additional amount calculated as if such income were the subject of a Retroactive Taxable Allocation and the additional amount were a Gross-up Dividend, provided that the Trust will notify the Auction Agent of the additional amounts to be included in such dividend at least five Business Days prior to the applicable Dividend Payment Date. The Trust shall not be required to pay Gross-up Dividends with respect to any net capital gain or other taxable income determined by the Internal Revenue Service to be allocable in a manner different from that allocated by the Trust.

(g)         No fractional shares of APS shall be issued.

(h)         Solely for purposes of the proviso in clause (i) under the definition of “Non-Payment Period,” the second parenthetical in the second sentence of the second paragraph of Section 11.2(c)(i) of these Bylaws and the last sentence of Section 11.2(c)(iii) of these Bylaws, any day on which banks in New York City generally are closed, for any reason, while the New York Stock Exchange remains open for trading and any day which otherwise would be a Business Day as defined in these Bylaws on which the Auction Agent is closed for business, for any reason, shall be considered a day which is not a Business Day.

(i)          The shares of a series of APS shall rank on a parity with each other, with shares of any other series of APS and with shares of any other class of Preferred Shares or series thereof (including any VMTP Shares) as to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust.

11.3     Liquidation Rights. Upon any liquidation, dissolution or winding up of the Trust, whether voluntary or involuntary, the Holders shall be entitled to receive, out of the assets of the Trust available for distribution to shareholders, before any distribution or payment is made upon any Common Shares or any other shares of beneficial interest ranking junior in right of payment upon liquidation to the APS, the sum of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) thereon to the date of distribution, and after such payment the Holders will be entitled to no other payments other than Gross-up Dividends as provided in Section 11.2(e) hereof. If upon any liquidation, dissolution or winding up of the Trust, the amounts payable with respect to the APS and any other Outstanding class or series of Preferred Shares (including any VMTP Shares) of the Trust ranking on a parity with the APS as to payment upon liquidation are not paid in full, the Holders and the holders of such other class or series will share ratably in any such distribution of assets in proportion to the respective preferential amounts to which they are entitled. In this regard, the provisions of this Section 11.3 shall be applied consistently with Section 2.3 of Exhibit 1 hereto relating to the VMTP Shares such that the Holders and the holders of VMTP Shares are treated on a parity with one another with respect to any such distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the Holders will not be entitled to any further participation in any distribution of assets by the Trust except for any Gross-up Dividends. A consolidation, merger or statutory share exchange of the Trust with or into any other Trust or entity or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Trust shall not be deemed or construed to be a liquidation, dissolution or winding up of the Trust.

11.4      Redemption. (a) Shares of APS shall be redeemable by the Trust as provided below:

(i)  To the extent permitted under the 1940 Act and Massachusetts law, upon giving a Notice of Redemption, the Trust at its option may redeem shares of any series of APS, in whole or in part, out of funds legally available therefor, at the Optional Redemption Price per share, on any Dividend Payment Date; provided that no share of APS may be redeemed at the option of the Trust during (A) the Initial Dividend Period with respect to a series of shares or (B) a Non-Call Period to which such share is subject. In addition, holders of APS which are redeemed shall be entitled to receive Gross-Up Dividends to the extent provided herein.

(ii)  The Trust shall redeem, out of funds legally available therefor, at the Mandatory Redemption Price per share, shares of APS and other Preferred Shares to the extent permitted under the 1940 Act and Massachusetts law, on a date fixed by the Board of Trustees of the Trust, if the Trust fails to maintain Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount as provided in Section 11.7(a) or to satisfy the 1940 Act APS Asset Coverage as provided in Section 6 and such failure is not cured on or before the APS Basic Maintenance Cure Date or the 1940 Act Cure Date (herein collectively referred to as a “Cure Date”), as the case may be. In addition, holders of APS so redeemed shall be entitled to receive Gross-Up Dividends to the extent provided herein. The number of APS and other Preferred Shares to be redeemed shall be equal to the lesser of (i) the minimum number of APS the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, together with all shares of other Preferred Shares subject to redemption or retirement, would result in the Trust having Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance

Amount or satisfaction of the 1940 Act APS Asset Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of shares of APS and shares of other Preferred Shares (including any VMTP Shares) the redemption of which would have such result, all shares of APS and shares of other Preferred Shares, including VMTP Shares, then Outstanding shall be redeemed), and (ii) the maximum number of shares of APS, together with all shares of other Preferred Shares, including VMTP Shares, subject to redemption or retirement, that can be redeemed out of funds expected to be legally available therefor on such redemption date. In determining the number of APS and other Preferred Shares required to be redeemed in accordance with the foregoing, the Trust shall allocate the number required to be redeemed which would result in the Trust having Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount or satisfaction of the 1940 Act APS Asset Coverage, as the case may be, on a pro rata basis among shares of APS of all series and other Preferred Shares, including VMTP Shares, based upon the proportion that the aggregate liquidation preference of the outstanding APS and other Preferred Shares of any series bears to the aggregate liquidation preference of all outstanding series of APS and other Preferred Shares, subject to redemption pursuant to provisions similar to those contained in this Section 11.4(a)(ii); provided that, shares of APS which may not be redeemed at the option of the Trust due to the designation of a Non-Call Period applicable to such shares (A) will be subject to mandatory redemption only to the extent that other shares are not available to satisfy the number of shares required to be redeemed and (B) will be selected for redemption in an ascending order of outstanding number of days in the Non-Call Period (with shares with the lowest number of days to be redeemed first) and by lot in the event of shares having an equal number of days in such Non-Call Period. The Trust shall effect such redemption on a Business Day which is not later than 35 days after such Cure Date, except that if the Trust does not have funds legally available for the redemption of all of the required number of APS and other Preferred Shares, including VMTP Shares, which are subject to mandatory redemption or the Trust otherwise is unable to effect such redemption on or prior to 35 days after such Cure Date, the Trust shall redeem those APS and other Preferred Shares, including VMTP Shares, which it is unable to redeem on the earliest practicable date on which it is able to effect such redemption out of funds legally available therefor. For the avoidance of doubt, Sections 2.5(a) and 2.5(b) of Exhibit 1 hereto contain additional mandatory redemption provisions relating to the VMTP Shares.

(b)  Notwithstanding any other provision of this Section 11.4, no shares of APS may be redeemed pursuant to Section 11.4(a)(i) of these Bylaws (i) unless all dividends in arrears on all remaining outstanding shares of Parity Shares shall have been or are being contemporaneously paid or declared and set apart for payment and (ii) if redemption thereof would result in the Trust’s failure to maintain Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount. In the event that less than all the outstanding shares of a series of APS are to be redeemed and there is more than one Holder, the shares of that series of APS to be redeemed shall be selected by lot or such other method as the Trust shall deem fair and equitable. For the avoidance of doubt, Section 2.5(d)(v) of Exhibit 1 hereto contains additional provisions relating to prohibitions on redemption of the VMTP Shares.

(c) Whenever shares of APS are to be redeemed, the Trust, not less than 17 nor more than 30 days prior to the date fixed for redemption, shall mail a notice (“Notice of Redemption”) by first-class mail, postage prepaid, to each Holder of APS to be redeemed and to the Auction Agent. The Notice of Redemption shall set forth (i) the redemption date, (ii) the amount of the redemption price, (iii) the aggregate number of APS of such series to be redeemed, (iv) the place or places where APS of such series are to be surrendered for payment of the redemption price, (v) a statement that dividends on the shares to be redeemed shall cease to accumulate on such redemption date (except that holders may be entitled to Gross-up Dividends) and (vi) the provision of these Bylaws pursuant to which such shares are being redeemed. No defect in the Notice of Redemption or in the mailing or publication thereof shall affect the validity of the redemption proceedings, except as required by applicable law.

If the Notice of Redemption shall have been given as aforesaid and, concurrently or thereafter, the Trust shall have deposited in trust with the Auction Agent, or segregated in an account at the Trust’s custodian bank for the benefit of the Auction Agent, Deposit Securities (with a right of substitution) having an aggregate Discounted Value equal to the redemption payment for the APS as to which such Notice of Redemption has been given with irrevocable instructions and authority to pay the redemption price to the Holders of such shares, then upon the date of such deposit or, if no such deposit is made, then upon such date fixed for redemption (unless the Trust shall default in making the redemption payment), all rights (including without limitation voting rights) of the Holders of such shares as shareholders of the Trust by reason of the ownership of such shares will cease and terminate (except their right to receive the redemption price in respect thereof and any Gross-up Dividends, but without interest), and such shares shall no longer be deemed Outstanding. The Trust shall be entitled to receive, from time to time, from the Auction Agent the interest, if any, on such Deposit Securities deposited with it and the Holders of any shares so redeemed shall have no claim to any of such interest. In case the Holder of any shares so called for redemption shall not claim the redemption payment for his shares within one year after the date of redemption, the Auction Agent shall, upon demand, pay over to the Trust such amount remaining on deposit and the Auction Agent shall thereupon be relieved of all responsibility to the Holder of such shares called for redemption and such Holder thereafter shall look only to the Trust for the redemption payment.

11.5     Voting Rights. (a) General. Except as otherwise provided in the Declaration of Trust or Bylaws, each Holder of APS shall be entitled to one vote for each share held on each matter submitted to a vote of all shareholders of the Trust, and the holders of outstanding shares of Preferred Shares, including APS and VMTP Shares, and of shares of Common Shares shall vote together as a single class; provided that the holders of outstanding shares of Preferred Shares, including APS and VMTP Shares, shall be entitled, as a class, to the exclusion of the holders of all other securities and classes of capital stock of the Trust, to elect two trustees of the Trust. Subject to Section 11.5(b) hereof, the holders of outstanding shares of beneficial interest of the Trust, including the holders of outstanding shares of Preferred Shares, including APS and VMTP Shares, voting as a single class, shall elect the balance of the trustees.

(b)        Right to Elect Majority of Board of Trustees of the Trust. During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of trustees constituting the Board of Trustees of the Trust shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of shares of Preferred Shares, including APS and VMTP Shares, would constitute a majority of the Board of Trustees of the Trust as so increased by such smallest number; and the holders of Preferred Shares, including APS and VMTP Shares, shall be entitled, voting separately as one class (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Trust), to elect such smallest number of additional trustees, together with the two trustees that such holders are in any event entitled to elect.

A Voting Period shall commence:

(i) if at any time accumulated dividends (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the outstanding APS equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Auction Agent for the payment of such accumulated dividends; or

(ii) if at any time holders of any Preferred Shares, including the holders of APS, are entitled to elect a majority of the trustees of the Trust under the 1940 Act.

Upon the termination of a Voting Period, the voting rights described in this Section 11.5(b) shall cease, subject always, however, to the reverting of such voting rights in the Holders upon the further occurrence of any of the events described in Section 11.5(b).

(c)        Right to Vote with Respect to Certain Other Matters. So long as any shares of APS are outstanding, the Trust shall not, without the affirmative vote of the holders of a majority of the shares of Preferred Shares Outstanding at the time, voting separately as one class: (i) authorize, create or issue any class or series of shares of beneficial interest ranking prior to the APS or any other series of Preferred Shares (including the VMTP Shares) with respect to payment of dividends or the distribution of assets on liquidation; provided, however, that no vote is required to authorize the issuance of another series of APS or another class of Preferred Shares (including the VMTP Shares) that is substantially identical in all respects to the APS, or (ii) amend, alter or repeal the provisions of the Declaration of Trust or Bylaws, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Declaration of Trust or Bylaws of holders of APS or any other Preferred Shares (including the VMTP Shares). To the extent permitted under the 1940 Act, in the event shares of more than one series of APS are outstanding, the Trust shall not approve any of the actions set forth in clause (i) or (ii) which adversely affects the contract rights expressly set forth in the Declaration of Trust or Bylaws of a Holder of a series of APS differently than those of a Holder of any other series of APS without the affirmative vote of the holders of at least a majority of the APS of each series adversely affected and Outstanding at such time (each such adversely affected series voting separately as a class). Unless a higher percentage is provided for under the Declaration of Trust, the affirmative vote of the holders of a majority of the outstanding shares of Preferred Shares, including APS and VMTP Shares, voting together as a single class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act. To the extent permitted under the 1940 Act, in the event shares of more than one series of APS are outstanding, with respect to any action requiring Shareholder approval pursuant to the operation of Section 2 or Section 3 of Article V of the Declaration of Trust, the affirmative vote of at least seventy-five percent of the APS of each series Outstanding at such time (each such series voting separately as a class) shall also be required. The class (and where applicable, series) vote of holders of Preferred Shares, including APS and VMTP Shares, described above will in each case be in addition to a separate vote of the requisite percentage of Common Shares and Preferred Shares, including APS and VMTP Shares, voting together as a single class necessary to authorize the action in question. For the avoidance of doubt, Sections 2.6(c)(i) and 2.8 of Exhibit 1 hereto contains related requirements with respect to the VMTP Shares.

(d)        Voting Procedures.

(i)     As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional trustees as described in Section 11.5(b) above, the Trust shall call a special meeting of such holders and instruct the Auction Agent and any other registrar for Preferred Shares to mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 20 days after the date of mailing of such notice. If the Trust fails to send such notice to the Auction Agent and any other applicable registrar, or if the Trust does not call such a special meeting, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is mailed. At any such special meeting and at each meeting held during a Voting Period, such holders, voting together as a class (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Trust), shall be entitled to elect the number of directors prescribed in Section 11.5(b) above. At any such meeting or adjournment thereof in the absence of a quorum, a majority of such holders present in person or by proxy shall have the power to adjourn the meeting without notice, other than by an announcement at the meeting, to a date not more than 120 days after the original record date.

(ii)    Except as otherwise required by applicable law, for purposes of determining any rights of the Holders to vote on any matter or the number of shares required to constitute a quorum, whether such right is created by these Bylaws, by the other provisions of the Declaration of Trust, by statute or otherwise, a share of APS which is not Outstanding shall not be counted.

(iii)   The terms of office of all persons who are trustees of the Trust at the time of a special meeting of Holders and holders of other Preferred Shares to elect trustees shall continue,

notwithstanding the election at such meeting by the Holders and such other holders of the number of trustees that they are entitled to elect, and the persons so elected by the Holders and such other holders, together with the two incumbent trustees elected by the Holders and such other holders of Preferred Shares and the remaining incumbent trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Trust.

(iv)   Simultaneously with the expiration of a Voting Period, the terms of office of the additional trustees elected by the Holders and holders of other Preferred Shares pursuant to Section 11.5(b) above shall terminate, the remaining trustees shall constitute the trustees of the Trust and the voting rights of the Holders and such other holders to elect additional trustees pursuant to Section 11.5(b) above shall cease, subject to the provisions of the last sentence of Section 11.5(b).

(e)        Exclusive Remedy. Unless otherwise required by law, the Holders of APS shall not have any rights or preferences other than those specifically set forth herein. The Holders of APS shall have no preemptive rights or rights to cumulative voting. In the event that the Trust fails to pay any dividends on the APS, the exclusive remedy of the Holders shall be the right to vote for trustees pursuant to the provisions of this Section 11.5.

11.6     1940 Act APS Asset Coverage. The Trust shall maintain, as of the last Business Day of each month in which any APS are outstanding, the 1940 Act APS Asset Coverage.

11.7     APS Basic Maintenance Amount. (a) The Trust shall maintain, on each Valuation Date, and shall verify to its satisfaction that it is maintaining on such Valuation Date Moody’s Eligible Assets having an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount. Upon any failure to maintain the required Discounted Value, the Trust will use its best efforts to alter the composition of its portfolio to retain a Discounted Value at least equal to the APS Basic Maintenance Amount on or prior to the APS Basic Maintenance Cure Date.

(b)        On or before 5:00 p.m., New York City time, on the third Business Day after a Valuation Date on which the Trust fails to satisfy the APS Basic Maintenance Amount, the Trust shall complete and deliver to the Auction Agent and Moody’s a complete APS Basic Maintenance Report as of the date of such failure, which will be deemed to have been delivered to such recipient if the recipient receives a copy or telecopy, telex or other electronic transcription thereof and on the same day the Trust mails to the recipient for delivery on the next Business Day the complete APS Basic Maintenance Report. The Trust will deliver an APS Basic Maintenance Report to the Auction Agent and Moody’s, on or before 5:00 p.m., New York City time, on the third Business Day after a Valuation Date on which the Trust cures its failure to maintain Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount or on which the Trust fails to maintain Moody’s Eligible Assets with an aggregate Discounted Value which exceeds the APS Basic Maintenance Amount by 5% or more. The Trust will also deliver an APS Basic Maintenance Report to the Auction Agent and Moody’s as of each Quarterly Valuation Date on or before the third Business Day after such date. Additionally, on or before 5:00 p.m., New York City time, on the third Business Day after the first day of a Special Dividend Period, the Trust will deliver an APS Basic Maintenance Report to Moody’s and the Auction Agent. The Trust shall also provide Moody’s with an APS Basic Maintenance Report when specifically requested by Moody’s.

(c)        Within twenty Business Days after the date of delivery of an APS Basic Maintenance Report in accordance with Section 11.7(b) above relating to a Quarterly Valuation Date (except as described in the following sentence), the Independent Accountant will confirm in writing to the Auction Agent and Moody’s, (i) the mathematical accuracy of the calculations reflected in such Report, (ii) that, in such Report, the Trust correctly determined the assets of the Trust which constitute Moody’s Eligible Assets at such Quarterly Valuation Date in accordance with these Bylaws, (iii) that, in such Report, the Trust determined whether the Trust had, at such Quarterly Valuation Date in accordance with these Bylaws, Moody’s Eligible Assets with an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount, (iv) with respect to the S&P or Fitch ratings on portfolio securities of the Trust, the issuer name, issue size and coupon rate, if any, listed in such Report, that the Independent Accountant has verified such information in reference to third-party information sources (such as Reuters or Bloomberg) and the Independent Accountant shall provide a listing in its letter of any differences, (v) with respect to the Moody’s ratings on portfolio securities of the Trust, the issuer name, issue size and coupon rate, if any, listed in such Report, that the Independent Accountant has verified such information in reference to third-party information sources (such as Reuters or Bloomberg) and (vi) that the Independent Accountant has compared the prices in such Report to the prices in the applicable pricing appraisal report provided by the custodian of the Trust’s assets to the Trust for purposes of valuing securities in the Trust’s portfolio and verified that such information agrees (in the event such information does not agree, the Independent Accountant will provide a listing in its letter of such differences) (such confirmation is herein called the “Accountant’s Confirmation”). Notwithstanding the foregoing sentence, the Independent Accountant will provide the confirmation described in the foregoing sentence with respect to APS Basic Maintenance Reports delivered pursuant to the third sentence of Section 11.7(b) above only for such APS Basic Maintenance Reports relating to the last fiscal quarter of each fiscal year.

(d)        Within twenty Business Days after the date of delivery to the Auction Agent and Moody’s of an APS Basic Maintenance Report in accordance with Section 11.7(b) above relating to the APS Basic Maintenance Cure Date with respect to such failure, the Trust shall cause the Independent Accountant to provide to the Auction Agent and Moody’s an Accountant’s Confirmation as to such APS Basic Maintenance Report.

(e)        If any Accountant’s Confirmation delivered pursuant to subparagraph (c) or (d) of this Section 11.7 shows that an error was made in the APS Basic Maintenance Report for a particular Valuation Date for which such Accountant’s Confirmation as required to be delivered, or shows that a lower aggregate Discounted Value for the aggregate of all Moody’s Eligible Assets of the Trust was determined by the Independent Accountant, the calculation or determination made by such Independent Accountant shall be final and conclusive and shall be binding on the Trust, and the Trust shall accordingly amend and deliver the APS Basic Maintenance Report to the Auction Agent and promptly following receipt by the Trust of such Accountant’s Confirmation.

(f)        On or before 5:00 p.m., New York City time, on the first Business Day after the Date of Original Issue of the APS, the Trust will complete and deliver to Moody’s an APS Basic Maintenance Report as of the close of business on such Date of Original Issue. Also, on or before 5:00 p.m., New York City time, on the first Business Day after shares of Common Shares are repurchased by the Trust, the Trust will complete and deliver to Moody’s an APS Basic Maintenance Report as of the close of business on such date that Common Shares are repurchased.

11.8     Certain Other Restrictions. (a)   For so long as any APS are rated by Moody’s, the Trust will not buy or sell financial futures contracts, write, purchase or sell call options on financial futures contracts or purchase put options on financial futures contracts or write call options (except covered call options) on portfolio securities unless it receives written confirmation from Moody’s that engaging in such transactions would not impair the ratings then assigned to the APS by Moody’s, except that the Trust may purchase or sell exchange-traded financial futures contracts based on the Municipal Index or Treasury Bonds, and purchase, write or sell exchange-traded put options on such financial futures contracts, the Municipal Index or Treasury Bonds, and purchase, write or sell exchange-traded call options on such financial futures contracts, the Municipal Index or Treasury Bonds (collectively “Moody’s Hedging Transactions”), subject to the following limitations:

(i)         the Trust will not engage in any Moody’s Hedging Transaction based on the Municipal Index (other than transactions that terminate a futures contract or option held by the Trust by the Trust’s taking the opposite position thereto (“Closing Transactions”)) that would cause the Trust at the time of such transaction to own or have sold:

(A) outstanding financial futures contracts based on the Municipal Index exceeding in number 10% (or such higher percentage as Moody’s may approve) of the average number of daily traded financial futures contracts based on the Municipal Index in the 30 days preceding the time of effecting such transaction as reported by The Wall Street Journal; or

(B) outstanding financial futures contracts based on the Municipal Index having a Market Value exceeding 50% (or such higher percentage as Moody’s may approve) of the Market Value of all Municipal Obligations constituting Moody’s Eligible Assets owned by the Trust (other than Moody’s Eligible Assets already subject to a Moody’s Hedging Transaction);

(ii)        the Trust will not engage in any Moody’s Hedging Transaction based on Treasury Bonds (other than Closing Transactions) that would cause the Trust at the time of such transaction to own or have sold:

(A) outstanding financial futures contracts based on Treasury Bonds with such contracts having an aggregate Market Value exceeding 20% (or such higher percentage as Moody’s may approve) of the aggregate Market Value of Moody’s Eligible Assets owned by the Trust and rated Aa or higher by Moody’s (or, if not rated by Moody’s but rated by S&P, rated AAA by S&P); or

(B) outstanding financial futures contracts based on Treasury Bonds with such contracts having an aggregate Market Value exceeding 80% of the aggregate Market Value of all Municipal Obligations constituting Moody’s Eligible Assets owned by the Trust (other than Moody’s Eligible Assets already subject to a Moody’s Hedging Transaction) and rated Baa or A by Moody’s (or, if not rated by Moody’s but rated by S&P, rated A or AA by S&P)

(for purposes of the foregoing clauses (i) and (ii), the Trust shall be deemed to own the number of financial futures contracts that underlie any outstanding options written by the Trust);

(iii)       the Trust will engage in Closing Transactions to close out any outstanding financial futures contract based on the Municipal Index if the amount of open interest in the Municipal Index as reported by The Wall Street Journal is less than 5,000 (or such lower number as Moody’s may approve);

(iv)       the Trust will engage in a Closing Transaction to close out any outstanding financial futures contract by no later than the fifth Business Day of the month in which such contract expires and will engage in a Closing Transaction to close out any outstanding option on a financial futures contract by no later than the first Business Day of the month in which such option expires;

(v)        the Trust will engage in Moody’s Hedging Transactions only with respect to financial futures contracts or options thereon having the next settlement date or the settlement date immediately thereafter;

(vi)       the Trust (A) will not engage in options and futures transactions for leveraging or speculative purposes, except that an option or futures transaction shall not for these purposes be considered a leveraged position or speculative so long as the combination of the Fund’s non-derivative positions, together with the relevant option or futures transaction, produces a synthetic investment position, or the same economic result, that could be achieved by an investment, consistent with the Fund’s investment objective and policies, in a security that is not an option or futures transaction, and (B) will not write any call options or sell any financial futures contracts for the purpose of hedging the anticipated purchase of an asset prior to completion of such purchase; and

(vii)      while the Trust may use options and futures transactions for hedging and risk management purposes, it will not enter into an option or futures transaction unless, after giving effect thereto, the Trust would continue to have Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount.

(b)        For purposes of determining whether the Trust has Moody’s Eligible Assets with an aggregate Discounted Value that equals or exceeds the APS Basic Maintenance Amount, the Discounted Value of Moody’s Eligible Assets that the Trust is obligated to deliver or receive pursuant to an outstanding futures contract or option shall be as follows:

(i)         assets subject to call options written by the Trust that are either exchange-traded and “readily reversible” or that expire within 49 days after the date as of which such valuation is made shall be valued at the lesser of (A) Discounted Value and (B) the exercise price of the call option written by the Trust;

(ii)        assets subject to call options written by the Trust not meeting the requirements of clause (i) of this sentence shall have no value;

(iii)       assets subject to put options written by the Trust shall be valued at the lesser of (A) the exercise price and (B) the Discounted Value of the assets subject to the option;

(iv)       futures contracts shall be valued at the lesser of (A) settlement price and (B) the Discounted Value of the assets subject to the futures contract, provided that, if a contract matures within 49 days after the date as of which such valuation is made, where the Trust is the seller the contract may be valued at the settlement price and where the Trust is the buyer the contract may be valued at the Discounted Value of the assets subject to the futures contract; and

(v)        where delivery may be made to the Trust with any security of a class of securities, the Trust shall assume that it will take delivery of the security with the lowest Discounted Value.

(c)        For purposes of determining whether the Trust has Moody’s Eligible Assets with an aggregate Discounted Value that equals or exceeds the APS Basic Maintenance Amount, the following amounts shall be subtracted from the aggregate Discounted Value of the Moody’s Eligible Assets held by the Trust to the extent the relevant asset is a Moody’s Eligible Asset:

(i)         10% of the exercise price of a written call option;

(ii)        the exercise price of any written put option;

(iii)        where the Trust is the seller under a financial futures contract, 10% of the settlement price of the financial futures contract;

(iv)        where the Trust is the purchaser under a financial futures contract, any amounts payable by the Trust under such financial futures contract;

(v)         the settlement price of the underlying financial futures contract if the Trust writes put options on a financial futures contract; and

(vi)        105% of the Market Value of the underlying financial futures contract if the Trust writes call options on a financial futures contract and does not own the underlying contract.

(d)         For so long as any APS are rated by Moody’s, the Trust will not enter into any “Forward Commitment,” herein defined as any contract to purchase securities for a fixed price at a future date beyond customary settlement time (other than such contracts that constitute Moody’s Hedging Transactions), except that the Trust may enter into Forward Commitments subject to the following limitations:

(i)          for each Forward Commitment, the Trust will maintain with its custodian (A) cash, cash equivalents or short-term, fixed-income securities rated P-1, MIG-1 or VMIG-1 by Moody’s or A-1 by S&P and maturing in one year or less with a fair market value that equals or exceeds the amount by which the Trust’s obligations under any Forward Commitments to which it is from time to time a party exceed obligations to the Trust arising from securities sales by the Trust that are scheduled to settle at a future date, or (B) long-term, fixed-income securities with a then current market value that equals or exceeds the amount by which the Trust’s obligations under any Forward Commitments to which it is from time to time a party exceed obligations to the Trust arising from securities sales by the Trust that are scheduled to settle on a future date, or (C) a combination of assets described in (A) and (B) above that in the aggregate equals or exceeds the amount by which the Trust’s obligations under any Forward Commitments to which it is from time to time a party exceed obligations to the Trust arising from securities sales by the Trust that are scheduled to settle on a future date; and

(ii)         the Trust will not enter into a Forward Commitment unless, after giving effect thereto, the Trust would continue to have Moody’s Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount.

For purposes of determining whether the Trust has Moody’s Eligible Assets with an aggregate Discounted Value that equals or exceeds the APS Basic Maintenance Amount, the Discounted Value of all Forward Commitments to which the Trust is a party and of all securities deliverable to the Trust pursuant to such Forward Commitments shall be zero.

(e)         For so long as APS are Outstanding and rated by Moody’s, the Trust, unless it has received written confirmation from Moody’s that such action would not impair the ratings then assigned to the APS by Moody’s, will not:

(i)          borrow money except for the purpose of clearing transactions in portfolio securities (which borrowings under any circumstances shall be limited to an amount equal to 5% of the Market Value of the Trust’s assets at the time of such borrowings and which borrowings shall be repaid within 60 days and not be extended or renewed and shall not cause the aggregate Discounted Value of Moody’s Eligible Assets to be less than the APS Basic Maintenance Amount);

(ii)        engage in short sales of securities;

(iii)       lend any securities;

(iv)        issue any class or series of shares of beneficial interest ranking prior to or on a parity with the APS with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the Trust;

(v)        merge or consolidate into or with any other corporation or entity; and

(vi)       change the Trust’s Pricing Service.

11.9     Notice. All notices or communications, unless otherwise specified in these Bylaws, shall be sufficiently given if in writing and delivered in person or mailed by first-class mail, postage prepaid. Notice shall be deemed given on the earlier of the date received or the date seven days after which such notice is mailed.

11.10   Auction Procedures. (a) Certain Definitions. As used in this Section 11.10, the following terms shall have the following meanings, unless the context otherwise requires:

(i)         “APS” means the shares of APS being auctioned pursuant to this Section 11.10.

(ii)        “Auction Date” means the first Business Day preceding the first day of a Dividend Period.

(iii)       “Available APS” has the meaning specified in Section 11.10(d)(i) below.

(iv)       “Bid” has the meaning specified in Section 11.10(b)(i) below.

(v)        “Bidder” has the meaning specified in Section 11.10(b)(i) below.

(vi)       “Hold Order” has the meaning specified in Section 11.10(b)(i) below.

(vii)       “Maximum Applicable Rate” for any Dividend Period will be the Applicable Percentage of the Reference Rate. The Auction Agent will round each applicable Maximum Applicable Rate to the nearest one-thousandth (0.001) of one percent per annum, with any such number ending in five ten-thousandths of one percent being rounded upwards to the nearest one-thousandth (0.001) of one percent. The Auction Agent will not round the applicable Reference Rate as part of its calculation of the Maximum Applicable Rate. The “Applicable Percentage” shall be the percentage determined based on (i) the credit rating assigned on such date to such shares by Moody’s (or, if Moody’s shall not make such rating available, the equivalent of such rating by a Substitute Rating Agency) and (ii) whether the Trust has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend that net capital gains or other taxable income will be included in such dividend on shares of APS as follows:

Moody’s Credit Ratings on APS	Percentage of Reference Rate - No Notification	Percentage of Reference Rate – Notification
Aa3 or higher	110%	150%
A	125%	160%
Baa	150%	250%
Below Baa	200%	275%

The Trust shall take all reasonable action necessary to enable Moody’s to provide a rating for each series of APS. If Moody’s shall not make such a rating available, UBS Warburg LLC or its affiliates and successors, after consultation with the Trust, shall select another Rating Agency to act as a Substitute Rating Agency.

(viii)     “Order” has the meaning specified in Section 11.10(b)(i) below.

(ix)       “Sell Order” has the meaning specified in Section 11.10(b)(i) below.

(x)        “Submission Deadline” means 1:00 p.m., New York City time, on any Auction Date or such other time on any Auction Date as may be specified by the Auction Agent from time to time as the time by which each Broker-Dealer must submit to the Auction Agent in writing all Orders obtained by it for the Auction to be conducted on such Auction Date.

(xi)       “Submitted Bid” has the meaning specified in Section 11.10(d)(i) below.

(xii)      “Submitted Hold Order” has the meaning specified in Section 11.10(d)(i) below.

(xiii)     “Submitted Order” has the meaning specified in Section 11.10(d)(i) below.

(xiv)     “Submitted Sell Order” has the meaning specified in Section 11.10(d)(i) below.

(xv)      “Sufficient Clearing Bids” has the meaning specified in Section 11.10(d)(i) below.

(xvi)     “Winning Bid Rate” has the meaning specified in Section 11.10(d)(i) below.

(b)        Orders by Beneficial Owners, Potential Beneficial Owners, Existing Holders and Potential Holders.

(i)         Unless otherwise permitted by the Trust, Beneficial Owners and Potential Beneficial Owners may only participate in Auctions through their Broker-Dealers. Broker-Dealers will submit the Orders of their respective customers who are Beneficial Owners and Potential Beneficial Owners to the Auction Agent, designating themselves as Existing Holders in respect of shares subject to Orders submitted or deemed submitted to them by Beneficial Owners and as

Potential Holders in respect of shares subject to Orders submitted to them by Potential Beneficial Owners. A Broker-Dealer may also hold shares of APS in its own account as a Beneficial Owner. A Broker-Dealer may thus submit Orders to the Auction Agent as a Beneficial Owner or a Potential Beneficial Owner and therefore participate in an Auction as an Existing Holder or Potential Holder on behalf of both itself and its customers. On or prior to the Submission Deadline on each Auction Date:

(A)       each Beneficial Owner may submit to its Broker-Dealer information as to:

(1)  the number of Outstanding shares, if any, of APS held by such Beneficial Owner which such Beneficial Owner desires to continue to hold without regard to the Applicable Rate for the next succeeding Dividend Period for such shares;

(2)  the number of Outstanding shares, if any, of APS held by such Beneficial Owner which such Beneficial Owner desires to continue to hold, provided that the Applicable Rate for the next succeeding Dividend Period for such shares shall not be less than the rate per annum specified by such Beneficial Owner; and/or

(3)  the number of Outstanding shares, if any, of APS held by such Beneficial Owner which such Beneficial Owner offers to sell without regard to the Applicable Rate for the next succeeding Dividend Period; and

(B)       each Broker-Dealer, using a list of Potential Beneficial Owners that shall be maintained in good faith for the purpose of conducting a competitive Auction, shall contact Potential Beneficial Owners, including Persons that are not Beneficial Owners, on such list to determine the number of Outstanding shares, if any, of APS which each such Potential Beneficial Owner offers to purchase, provided that the Applicable Rate for the next succeeding Dividend Period shall not be less than the rate per annum specified by such Potential Beneficial Owner.

For the purposes hereof, the communication by a Beneficial Owner or Potential Beneficial Owner to a Broker-Dealer, or the communication by a Broker-Dealer acting for its own account to the Auction Agent, of information referred to in clause (A) or (B) of this Section 11.10(b)(i) is hereinafter referred to as an “Order” and each Beneficial Owner and each Potential Beneficial Owner placing an Order, including a Broker-Dealer acting in such capacity for its own account, is hereinafter referred to as a “Bidder”; an Order containing the information referred to in clause (A)(1) of this Section 11.10(b)(i) is hereinafter referred to as a “Hold Order”; an Order containing the information referred to in clause (A)(2) or (B) of this Section 11.10(b)(i) is hereinafter referred to as a “Bid”; and an Order containing the information referred to in clause (A)(3) of this Section 11.10(b)(i) is hereinafter referred to as a “Sell Order”. Inasmuch as a Broker-Dealer participates in an Auction as an Existing Holder or a Potential Holder only to represent the interests of a Beneficial Owner or Potential Beneficial Owner, whether it be its customers or itself, all discussion herein relating to the consequences of an Auction for Existing Holders and Potential Holders also applies to the underlying beneficial ownership interests represented.

(ii)            (A) A Bid by an Existing Holder shall constitute an irrevocable offer to sell:

(1)        the number of Outstanding shares of APS specified in such Bid if the Applicable Rate determined on such Auction Date shall be less than the rate per annum specified in such Bid; or

(2)        such number or a lesser number of Outstanding shares of APS to be determined as set forth in Section 11.10(e)(i)(D) if the Applicable Rate determined on such Auction Date shall be equal to the rate per annum specified therein; or

(3)        a lesser number of Outstanding shares of APS to be determined as set forth in Section 11.10(e)(ii)(C) if such specified rate per annum shall be higher than the Maximum Applicable Rate and Sufficient Clearing Bids do not exist.

(B) A Sell Order by an Existing Holder shall constitute an irrevocable offer to sell:

(1)        the number of Outstanding shares of APS specified in such Sell Order; or

(2)        such number or a lesser number of Outstanding shares of APS to be determined as set forth in Section 11.10(e)(ii)(C) if Sufficient Clearing Bids do not exist.

(C) A Bid by a Potential Holder shall constitute an irrevocable offer to purchase:

(1)        the number of Outstanding shares of APS specified in such Bid if the Applicable Rate determined on such Auction Date shall be higher than the rate per annum specified in such Bid; or

(2)        such number or a lesser number of Outstanding shares of APS to be determined as set forth in Section 11.10(e)(i)(E) if the Applicable Rate determined on such Auction Date shall be equal to the rate per annum specified therein.

(c)  Submission of Orders by Broker-Dealers to Auction Agent.

(i)   Each Broker-Dealer shall submit in writing or through the Auction Agent’s auction processing system to the Auction Agent prior to the Submission Deadline on each Auction Date all Orders obtained by such Broker-Dealer, designating itself (unless otherwise permitted by the

Trust) as an Existing Holder in respect of shares subject to Orders submitted or deemed submitted to it by Beneficial Owners and as a Potential Holder in respect of shares subject to Orders submitted to it by Potential Beneficial Owners, and specifying with respect to each Order:

(A) the name of the Bidder placing such Order (which shall be the Broker-Dealer unless otherwise permitted by the Trust);

(B) the aggregate number of Outstanding shares of APS that are the subject of such Order;

(C) to the extent that such Bidder is an Existing Holder:

(1)        the number of Outstanding shares, if any, of APS subject to any Hold Order placed by such Existing Holder;

(2)        the number of Outstanding shares, if any, of APS subject to any Bid placed by such Existing Holder and the rate per annum specified in such Bid; and

(3)        the number of Outstanding shares, if any, of APS subject to any Sell Order placed by such Existing Holder; and

(D) to the extent such Bidder is a Potential Holder, the rate per annum specified in such Potential Holder’s Bid.

(ii)        If any rate per annum specified in any Bid contains more than three figures to the right of the decimal point, the Auction Agent shall round such rate up to the next highest one-thousandth (.001) of 1%.

(iii)       If an Order or Orders covering all of the Outstanding shares of APS held by an Existing Holder are not submitted to the Auction Agent prior to the Submission Deadline, the Auction Agent shall deem a Hold Order (in the case of an Auction relating to a Special Dividend Period of 91 days or less) or a Sell Order (in the case of an Auction relating to a Special Dividend Period of longer than 91 days) to have been submitted on behalf of such Existing Holder covering the number of Outstanding shares of APS held by such Existing Holder and not subject to Orders submitted to the Auction Agent.

(iv)       If one or more Orders on behalf of an Existing Holder covering in the aggregate more than the number of Outstanding shares of APS held by such Existing Holder are submitted to the Auction Agent, such Order shall be considered valid as follows and in the following order of priority:

(A) any Hold Order submitted on behalf of such Existing Holder shall be considered valid up to and including the number of Outstanding shares of APS held by such Existing Holder; provided that if more than one Hold Order is submitted on behalf of such Existing Holder and the number of shares of APS subject to such Hold Orders exceeds the number of Outstanding shares of APS held by such Existing Holder, the number of shares of APS subject to each of such Hold Orders shall be reduced pro rata so that such Hold Orders, in the aggregate, will cover exactly the number of Outstanding shares of APS held by such Existing Holder;

(B) any Bids submitted on behalf of such Existing Holder shall be considered valid, in the ascending order of their respective rates per annum if more than one Bid is submitted on behalf of such Existing Holder, up to and including the excess of the number of Outstanding shares of APS held by such Existing Holder over the number of shares of APS subject to any Hold Order referred to in Section 11.10(c)(iv)(A) above (and if more than one Bid submitted on behalf of such Existing Holder specifies the same rate per annum and together they cover more than the remaining number of shares that can be the subject of valid Bids after application of Section 11.10(c)(iv)(A) above and of the foregoing portion of this Section 11.10(c)(iv)(B) to any Bid or Bids specifying a lower rate or rates per annum, the number of shares subject to each of such Bids shall be reduced pro rata so that such Bids, in the aggregate, cover exactly such remaining number of shares); and the number of shares, if any, subject to Bids not valid under this Section 11.10(c)(iv)(B) shall be treated as the subject of a Bid by a Potential Holder; and

(C) any Sell Order shall be considered valid up to and including the excess of the number of Outstanding shares of APS held by such Existing Holder over the number of shares of APS subject to Hold Orders referred to in Section 11.10(c)(iv)(A) and Bids referred to in Section 11.10(c)(iv)(B); provided that if more than one Sell Order is submitted on behalf of any Existing Holder and the number of shares of APS subject to such Sell Orders is greater than such excess, the number of shares of APS subject to each of such Sell Orders shall be reduced pro rata so that such Sell Orders, in the aggregate, cover exactly the number of shares of APS equal to such excess.

(v)        If more than one Bid is submitted on behalf of any Potential Holder, each Bid submitted shall be a separate Bid with the rate per annum and number of shares of APS therein specified.

(vi)       Any Order submitted by a Beneficial Owner as a Potential Beneficial Owner to its Broker-Dealer, or by a Broker-Dealer to the Auction Agent, prior to the Submission Deadline on any Auction Date shall be irrevocable.

(vii)      The Trust shall not be responsible for a Broker-Dealer’s failure to act in accordance with the instructions of Beneficial Owners or Potential Beneficial Owners or failure to comply with the provisions of this Section 11.10.

(d)        Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate.

(i)         Not earlier than the Submission Deadline on each Auction Date, the Auction Agent shall assemble all Orders submitted or deemed submitted to it by the Broker-Dealers (each such Order as submitted or deemed submitted by a Broker-Dealer being hereinafter referred to individually as a “Submitted Hold Order”, a “Submitted Bid” or a “Submitted Sell Order”, as the case may be, or as a “Submitted Order”) and shall determine:

(A) the excess of the total number of Outstanding shares of APS over the number of Outstanding shares of APS that are the subject of Submitted Hold Orders (such excess being hereinafter referred to as the “Available APS”);

(B) from the Submitted Orders whether the number of Outstanding shares of APS that are the subject of Submitted Bids by Potential Holders specifying one or more rates per annum equal to or lower than the Maximum Applicable Rate exceeds or is equal to the sum of:

(1)        the number of Outstanding shares of APS that are the subject of Submitted Bids by Existing Holders specifying one or more rates per annum higher than the Maximum Applicable Rate, and

(2)        the number of Outstanding shares of APS that are subject to Submitted Sell Orders (if such excess or such equality exists (other than because the number of Outstanding shares of APS in clause (1) above and this clause (2) are each zero because all of the Outstanding shares of APS are the subject of Submitted Hold Orders), such Submitted Bids by Potential Holders being hereinafter referred to collectively as “Sufficient Clearing Bids”); and

(C) if Sufficient Clearing Bids exist, the lowest rate per annum specified in the Submitted Bids (the “Winning Bid Rate”) that if:

(1)        each Submitted Bid from Existing Holders specifying the Winning Bid Rate and all other Submitted Bids from Existing Holders specifying lower rates per annum were rejected, thus entitling such Existing Holders to continue to hold the shares of APS that are the subject of such Submitted Bids, and

(2)        each Submitted Bid from Potential Holders specifying the Winning Bid Rate and all other Submitted Bids from Potential Holders specifying lower rates per annum were accepted, thus entitling the Potential Holders to purchase the shares of APS that are the subject of such Submitted Bids, would result in the number of shares subject to all Submitted Bids specifying the Winning Bid Rate or a lower rate per annum being at least equal to the Available APS.

(ii)        Promptly after the Auction Agent has made the determinations pursuant to Section 11.10(d)(i), the Auction Agent shall advise the Trust of the Maximum Applicable Rate and, based on such determinations, the Applicable Rate for the next succeeding Dividend Period as follows:

(A) if Sufficient Clearing Bids exist, that the Applicable Rate for the next succeeding Dividend Period shall be equal to the Winning Bid Rate;

(B) if Sufficient Clearing Bids do not exist (other than because all of the Outstanding shares of APS are the subject of Submitted Hold Orders), that the Applicable Rate for the next succeeding Dividend Period shall be equal to the Maximum Applicable Rate; or

(C) if all of the Outstanding shares of APS are the subject of Submitted Hold Orders, that the Dividend Period next succeeding the Auction shall automatically be the same length as the immediately preceding Dividend Period and the Applicable Rate for the next succeeding Dividend Period shall be equal to 40% of the Reference Rate (or 60% of such rate if the Trust has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend pursuant to Section 11.2(f) hereof that net capital gains or other taxable income will be included in such dividend on shares of APS) on the date of the Auction.

(e)        Acceptance and Rejection of Submitted Bids and Submitted Sell Orders and Allocation of Shares. Based on the determinations made pursuant to Section 11.10(d)(i), the Submitted Bids and Submitted Sell Orders shall be accepted or rejected and the Auction Agent shall take such other action as set forth below:

(i)         If Sufficient Clearing Bids have been made, subject to the provisions of Section 11.10(e)(iii) and Section 11.10(e)(iv), Submitted Bids and Submitted Sell Orders shall be accepted or rejected in the following order of priority and all other Submitted Bids shall be rejected:

(A) the Submitted Sell Orders of Existing Holders shall be accepted and the Submitted Bid of each of the Existing Holders specifying any rate per annum that is higher than the Winning Bid Rate shall be accepted, thus requiring each such Existing Holder to sell the Outstanding shares of APS that are the subject of such Submitted Sell Order or Submitted Bid;

(B) the Submitted Bid of each of the Existing Holders specifying any rate per annum that is lower than the Winning Bid Rate shall be rejected, thus entitling each such Existing Holder to continue to hold the Outstanding shares of APS that are the subject of such Submitted Bid;

(C) the Submitted Bid of each of the Potential Holders specifying any rate per annum that is lower than the Winning Bid Rate shall be accepted;

(D) the Submitted Bid of each of the Existing Holders specifying a rate per annum that is equal to the Winning Bid Rate shall be rejected, thus entitling each such Existing Holder to continue to hold the Outstanding shares of APS that are the subject of such Submitted Bid, unless the number of Outstanding shares of APS subject to all such Submitted Bids shall be greater than the number of Outstanding shares of APS (“Remaining Shares”) equal to the excess of the Available APS over the number of Outstanding shares of APS subject to Submitted Bids described in Section 11.10(e)(i)(B) and Section 11.10(e)(i)(C), in which event the Submitted Bids of each such Existing Holder shall be accepted, and each such Existing Holder shall be required to sell Outstanding shares of APS, but only in an amount equal to the difference between (1) the number of Outstanding shares of APS then held by such Existing Holder subject to such Submitted Bid and (2) the number of shares of APS obtained by multiplying (x) the number of Remaining Shares by (y) a fraction the numerator of which shall be the number of Outstanding shares of APS held by such Existing Holder subject to such Submitted Bid and the denominator of which shall be the sum of the number of Outstanding shares of APS subject to such Submitted Bids made by all such Existing Holders that specified a rate per annum equal to the Winning Bid Rate; and

(E) the Submitted Bid of each of the Potential Holders specifying a rate per annum that is equal to the Winning Bid Rate shall be accepted but only in an amount equal to the number of Outstanding shares of APS obtained by multiplying (x) the difference between the Available APS and the number of Outstanding shares of APS subject to Submitted Bids described in Section 11.10(e)(i)(B), Section 11.10(e)(i)(C) and Section 11.10(e)(i)(D) by (y) a fraction the numerator of which shall be the number of Outstanding shares of APS subject to such Submitted Bid and the denominator of which shall be the sum of the number of Outstanding shares of APS subject to such Submitted Bids made by all such Potential Holders that specified rates per annum equal to the Winning Bid Rate.

(ii)        If Sufficient Clearing Bids have not been made (other than because all of the Outstanding shares of APS are subject to Submitted Hold Orders), subject to the provisions of Section 11.10(e)(iii), Submitted Orders shall be accepted or rejected as follows in the following order of priority and all other Submitted Bids shall be rejected:

(A) the Submitted Bid of each Existing Holder specifying any rate per annum that is equal to or lower than the Maximum Applicable Rate shall be rejected, thus entitling such Existing Holder to continue to hold the Outstanding shares of APS that are the subject of such Submitted Bid;

(B) the Submitted Bid of each Potential Holder specifying any rate per annum that is equal to or lower than the Maximum Applicable Rate shall be accepted, thus requiring such Potential Holder to purchase the Outstanding shares of APS that are the subject of such Submitted Bid; and

(C) the Submitted Bids of each Existing Holder specifying any rate per annum that is higher than the Maximum Applicable Rate shall be accepted and the Submitted Sell Orders of each Existing Holder shall be accepted, in both cases only in an amount equal to the difference between (1) the number of Outstanding shares of APS then held by such Existing Holder subject to such Submitted Bid or Submitted Sell Order and (2) the number of shares of APS obtained by multiplying (x) the difference between the Available APS and the aggregate number of Outstanding shares of APS subject to Submitted Bids described in Section 11.10(e)(ii)(A) and Section 11.10(e)(ii)(B) by (y) a fraction the numerator of which shall be the number of Outstanding shares of APS held by such Existing Holder subject to such Submitted Bid or Submitted Sell Order and the denominator of which shall be the number of Outstanding shares of APS subject to all such Submitted Bids and Submitted Sell Orders.

(iii)       If, as a result of the procedures described in Section 11.10(e), any Existing Holder would be entitled or required to sell, or any Potential Holder would be entitled or required to purchase, a fraction of a share of APS on any Auction Date, the Auction Agent shall, in such manner as in its sole discretion it shall determine, round up or down the number of shares of APS to be purchased or sold by any Existing Holder or Potential Holder on such Auction Date so that each Outstanding share of APS purchased or sold by each Existing Holder or Potential Holder on such Auction Date shall be a whole share of APS.

(iv)       If, as a result of the procedures described in Section 11.10(e), any Potential Holder would be entitled or required to purchase less than a whole share of APS on any Auction Date, the Auction Agent shall, in such manner as in its sole discretion it shall determine, allocate shares of APS for purchase among Potential Holders so that only whole shares of APS are purchased on such Auction Date by any Potential Holder, even if such allocation results in one or more of such Potential Holders not purchasing any shares of APS on such Auction Date.

(v)        Based on the results of each Auction, the Auction Agent shall determine, with respect to each Broker-Dealer that submitted Bids or Sell Orders on behalf of Existing Holders or Potential Holders, the aggregate number of Outstanding shares of APS to be purchased and the aggregate number of the Outstanding shares of APS to be sold by such Potential Holders and Existing Holders and, to the extent that such aggregate number of Outstanding shares to be purchased and such aggregate number of Outstanding shares to be sold differ, the Auction Agent shall determine to which other Broker-Dealer or Broker-Dealers acting for one or more purchasers such Broker-Dealer shall deliver, or from which other Broker-Dealer or Broker-Dealers acting for one or more sellers such Broker-Dealer shall receive, as the case may be, Outstanding shares of APS.

(f)        Miscellaneous.

(i)         The Trust may interpret the provisions of this Section 11.10 to resolve any inconsistency or ambiguity, remedy any formal defect or make any other change or modification that does not substantially adversely affect the rights of Beneficial Owners of APS.

(ii)        A Beneficial Owner or an Existing Holder (A) may sell, transfer or otherwise dispose of shares of APS only pursuant to a Bid or Sell Order in accordance with the procedures described in this Section 11.10 or to or through a Broker-Dealer or to such other persons as may be permitted by the Trust, provided that in the case of all transfers other than pursuant to Auctions such Beneficial Owner or Existing Holder, its Broker-Dealer, if applicable, or its Agent Member advises the Auction Agent of such transfer and (B) except as otherwise required by law, shall have the ownership of the shares of APS held by it maintained in book entry form by the Securities Depository in the account of its Agent Member, which in turn will maintain records of such Beneficial Owner’s beneficial ownership. The Trust may not submit an Order in any Auction.

(iii)       All of the Outstanding shares of APS of a series shall be registered in the name of the nominee of the Securities Depository unless otherwise required by law or unless there is no Securities Depository. If there is no Securities Depository, at the Trust’s option and upon its receipt of such documents as it deems appropriate, any shares of APS may be registered in the Stock Register in the name of the Beneficial Owner thereof and such Beneficial Owner thereupon will be entitled to receive certificates therefor and required to deliver certificates therefor upon transfer or exchange thereof.

11.11   Securities Depository; Stock Certificates. (a) If there is a Securities Depository, all of the shares of APS of each series shall be issued to the Securities Depository and registered in the name of the Securities Depository or its nominee. Certificates may be issued as necessary to represent shares of APS. All such certificates shall bear a legend to the effect that such certificates are issued subject to the provisions restricting the transfer of shares of APS contained in these Bylaws. Unless the Trust shall have elected, during a Non-Payment Period, to waive this requirement, the Trust will also issue stop-transfer instructions to the Auction Agent for the shares of APS. Except as provided in paragraph (b) below, the Securities Depository or its nominee will be the Holder, and no Beneficial Owner shall receive certificates representing its ownership interest in such shares.

(b) If the Applicable Rate applicable to all shares of APS of a series shall be the Non-Payment Period Rate or there is no Securities Depository, the Trust may at its option issue one or more new certificates with respect to such shares (without the legend referred to in Section 11.11(a)) registered in the names of the Beneficial Owners or their nominees and rescind the stop-transfer instructions referred to in Section 11.11(a) with respect to such shares.

ARTICLE 12

Statement Establishing and Fixing the Rights and Preferences of the Variable Rate MuniFund Term Preferred Shares

12.1     General. The VMTP Shares Statement is attached to these Bylaws as Exhibit 1, which is hereby incorporated by reference into and made a part of these Bylaws. These Bylaws and the VMTP Shares Statement are intended such that the APS and the VMTP Shares are in parity with each other, such that neither shall have a preference or priority over the other with respect to the payment of dividends and the distribution of assets of the Trust upon dissolution, liquidation, or winding up of the affairs of the Trust, and shall be interpreted accordingly. Unless otherwise provided, defined terms used in Article 11 hereto apply only to the APS and defined terms used in the VMTP Shares Statement apply only to the VMTP Shares.

ARTICLE 13

Amendment to the Bylaws

13.1     General. Except to the extent that the Declaration of Trust or applicable law requires a vote or consent of Shareholders or a higher vote or consent by the Trustees and/or the Continuing Trustees, these Bylaws may be amended, changed, altered or repealed, in whole or part, only by resolution of a majority of the Trustees and a majority of the Continuing Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such Trustees and Continuing Trustees.

13.2     Article 11. Without limiting the provisions of Section 13.1, the Board of Trustees of the Trust may, by resolution duly adopted, without shareholder approval (except as otherwise required by Article 11 or required by applicable law), amend Article 11 to (a) reflect any amendments hereto which the Board of Trustees of the Trust is entitled to adopt pursuant to the terms of Article 11 without shareholder approval or (b) add additional series of APS or additional shares of a series of APS (and terms relating thereto) to the series and shares of APS described herein. Each such additional series and all such additional APS shall be governed by the terms of Article 11.

13.3     VMTP Shares Statement. Without limiting the provisions of Section 13.1, the Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise required by the VMTP Shares Statement or required by applicable law), amend the Exhibit 1 hereto to (a) reflect any amendments hereto which the Board of Trustees is entitled to adopt pursuant to the terms of the VMTP Shares Statement without shareholder approval or (b) add additional series of VMTP Shares or additional shares of a series of VMTP Shares (and terms relating thereto) to the series and shares of VMTP Shares described therein. Each such additional series and all such additional VMTP Shares shall be governed by the terms of the VMTP Shares Statement.

Exhibit 1

Statement Establishing and Fixing the Rights and Preferences of the Variable Rate

MuniFund Term Preferred Shares

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

AMENDED AND RESTATED STATEMENT ESTABLISHING AND FIXING THE

RIGHTS AND PREFERENCES OF VARIABLE RATE MUNIFUND TERM

PREFERRED SHARES

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

AMENDED AND RESTATED STATEMENT ESTABLISHING AND FIXING THE
RIGHTS AND PREFERENCES OF VARIABLE RATE MUNIFUND TERM
PREFERRED SHARES

PIMCO California Municipal Income Fund III (the “Fund”), a Massachusetts business trust, certifies that:

RECITALS

FIRST: The Fund is authorized under Article III of the Fund’s Agreement and Declaration of Trust, as amended (which, as hereafter restated or amended from time to time, is herein called the “Declaration”), to issue an unlimited number of Preferred Shares (as defined below), par value $0.00001 per share.

SECOND: Pursuant to the authority expressly vested in the Board of Trustees of the Fund by Article III of the Declaration, effective August 23, 2018, the Board of Trustees has, by resolution, authorized the issuance of Preferred Shares, $0.00001 par value per share, of the Fund, such shares to be classified as Variable Rate MuniFund Term Preferred Shares (“VMTP”), and such VMTP to be issued in one or more series (each such series, a “Series”). The terms related to a Series may be set forth in this Statement through an Appendix (as defined below) attached hereto or in a separate Statement.

THIRD: The number of shares, preferences, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of each Series of VMTP subject to this Statement, as now or hereafter authorized by the Board of Trustees, are set forth in this Statement, as modified, amended or supplemented from time to time in an appendix to this Statement (each, an “Appendix” and collectively, the “Appendices”) specifically relating to such Series as now or hereafter authorized by the Board of Trustees (each such Series being referred to herein as a “Series of VMTP Shares,” “VMTP Shares of a Series” or a “Series,” and shares of all such Series subject to this Statement being referred to herein individually as a “VMTP Share” and collectively as the “VMTP Shares”).

DEFINITIONS

1.1       Definitions. Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Statement shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or any successor statute.

“1940 Act Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act, including all outstanding VMTP Shares and Auction Preferred Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the United States Securities and Exchange Commission as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company), determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.

“1940 Act Asset Coverage Cure Date” means, with respect to the failure by the Fund to maintain the 1940 Act Asset Coverage (as required by this Statement) as of the last Business Day of each month, the last Business Day of the following month.

“Additional Amount Payment” means a payment to a Holder (other than a State Holder) of an amount which, when combined with the amount of the portion of any dividend to which a Taxable Allocation relates, and after imposition of U.S. federal income tax, taking into account the assumptions in the immediately following sentence, equals the after tax dollar amount of the dividend that would have been received by such Holder if no Taxable Allocation had been made with respect to such dividend. Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable, (x) in the case of each of the Purchasers (or (1) any entity taxed as a corporation that (i) joins in filing a consolidated federal corporate income tax return with any of the Purchasers, or (ii) is otherwise an affiliate of any of the Purchasers and is taxed as a corporation (excluding any such entity that is taxed as a regulated investment company under Subchapter M of the Code), or (2) any entity that is a direct or indirect wholly-owned subsidiary of one or more of the entities described in clause (1) (each of the entities described in clauses (1) or (2), a “Corporate Affiliate”)) at the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes, or (y) in the case of any other Holder at the greater of (A) the rate expressed in clause (x), or (B) the maximum marginal regular federal individual income tax rate applicable to ordinary income or net capital gain, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes, assuming that section 1411 of the Code is applicable.

“Additional State Amount Payment” means a payment to a State Holder of an amount which, when combined with the amount of the portion of any dividend to which a Taxable Allocation relates, and after imposition of U.S. federal income tax and California income tax, taking into account the assumptions in the immediately following sentence, equals the after tax dollar amount of the dividend that would have been received by such State Holder if no Taxable Allocation had been made with respect to such dividend. Such Additional State Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no State Holder is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional State Amount Payment (except to the extent such Additional State Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable, (x) in the case of each of the Purchasers (or any Corporate Affiliate), at the maximum marginal combined regular federal and California corporate income tax rate (taking account of the federal income tax deductibility of state and local taxes paid or incurred) applicable to ordinary income or net capital gains, as applicable, in effect at the time such Additional State Amount Payment is paid or (y) in the case of any other State Holder, the maximum marginal combined regular federal and California individual income tax rate (taking account of the federal income tax deductibility of state and local taxes paid or incurred) applicable to ordinary income or net capital gains, as applicable, in effect at the time such Additional State Amount Payment is paid, assuming that section 1411 of the Code is applicable.

“Adviser” means Pacific Investment Management Company LLC, a Delaware limited liability company, or such other entity as shall be then serving as the investment adviser of the Fund, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.

“Agent Member” means a Person with an account at the Securities Depository that holds one or more VMTP Shares through the Securities Depository, directly or indirectly, for a Designated Owner and that will be authorized and instructed, directly or indirectly, by a Designated Owner to disclose information to the Calculation and Paying Agent with respect to such Designated Owner.

“Appendices” and “Appendix” shall have the respective meanings as set forth in the Recitals of this Statement.

“Applicable Multiplier” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*
Fitch	Applicable Multiplier
AAA to AA-	100%
A+ to A-	115%
BBB+ to BBB-	140%

*And/or the equivalent ratings of any other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.

“Applicable Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*
Fitch	Applicable Spread**
AAA to AA-	0.97%
A+ to A-	1.47%
BBB+ to BBB-	1.97%

*And/or the equivalent ratings of any other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 5.97%.

“Auction Preferred Shares” means the Auction Preferred Shares of the Fund, the preferences, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption as set forth in the Auction Preferred Statement.

“Auction Preferred Statement” means Article 11 (Statement Creating Two Series of Auction Preferred Shares) of the Amended and Restated Bylaws of the Fund as of September 18, 2018.

“Banks” shall have the meaning as set forth in Section 2.18(a).

“Below Investment Grade” means, with respect to any Series of VMTP Shares and as of any date, the following ratings with respect to each Rating Agency (to the extent it is a Rating Agency on such date):

(i)         lower than BBB-, in the case of Fitch; and

(ii)        lower than an equivalent long-term credit rating to that set forth in clause (i), in the case of any Other Rating Agency.

“Board of Trustees” means the Board of Trustees of the Fund or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means any day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.

“By-Laws” means the By-Laws of the Fund as amended or restated from time to time.

“Calculation and Paying Agent” means, with respect to any Series, The Bank of New York Mellon and its successors or any other calculation and paying agent appointed by the Fund with respect to such Series.

“Calculation and Paying Agent Agreement” means, with respect to any Series, the Calculation and Paying Agent Agreement dated September 18, 2018 by and among the Calculation and Paying Agent, the Fund and certain other Persons, and as the same may be amended, restated or modified from time to time, or any similar agreement between the Fund and any other calculation and paying agent appointed by the Fund.

“Closed-End Funds” shall have the meaning as set forth in Section 2.18(a).

“Code” means the Internal Revenue Code of  1986, as amended.

“Common Shares” means the common shares of beneficial interest, par value $0.00001 per share, of the Fund.

“Conditional Acceptance” shall have the meaning as set forth in Section 2.5(a)(ii)(B).

“Corporate Affiliate” shall have the meaning as set forth in the definition of “Additional Amount Payment” in this Section 1.1.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub- custodian duly appointed by the Fund.

“Custodian Agreement” means any Custodian Agreement by and between the Custodian and the Fund.

“Date of Original Issue” means, with respect to any Series, the date specified as the Date of Original Issue for such Series in the Appendix for such Series.

“Declaration” shall have the meaning as set forth in the Recitals of this Statement.

“Default” shall mean a Dividend Default  or a Redemption Default.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)        cash or any cash equivalent;

(2)        any U.S. Government Obligation;

(3)        any Municipal Security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Securities with substantially similar terms as of the date of this Statement (or such rating’s future equivalent or, if not rated, as determined by PIMCO to be of comparable quality), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;

(4)        any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in Municipal Securities or U.S. Government Obligations or any combination thereof; or

(5)        any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of this Statement (or such rating’s future equivalent or, if not rated, as determined by PIMCO to be of comparable quality).

“Designated Owner” means a Person in whose name VMTP Shares of any Series are recorded as beneficial owner of such VMTP Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be.

“Designated Owner Term Extension Request” shall have the meaning as set forth in Section 2.5(a)(ii)(A).

“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Dividend Payment Date” means, with respect to any Series, the first Business Day of each calendar month that any shares of such Series are outstanding; provided, however,

that with respect to any Series for which the first Dividend Period, as specified in the Appendix relating to such Series, is longer than one month, the first Dividend Payment Date for such Series shall be the first Business Day of the calendar month immediately following the end of such Dividend Period.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix for such Series.

“Dividend Rate” means, with respect to any Rate Period for a Series of VMTP Shares and subject to the adjustment described in Section 2.10(a), the greater of (i) the sum of the Index Rate for such Rate Period plus the Applicable Spread for such Rate Period and (ii) the sum of the product of the Index Rate for such Rate Period multiplied by the Applicable Multiplier for such Rate Period plus 0.97%; provided, however, that with respect to any Increased Rate Period, the Dividend Rate shall mean the Increased Rate for such Increased Rate Period; and provided further that the Dividend Rate for any Rate Period shall in no event exceed the Maximum Rate.

“Effective Leverage Ratio” shall have the meaning as set forth in Section 2.4(d).

“Effective Leverage Ratio Cure Date” shall have the meaning as set forth in Section 2.5(b)(ii)(A).

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Calculation and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Calculation and Paying Agent Agreement and the Custodian Agreement, respectively.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

“Fitch” means Fitch Ratings, a part of the Fitch Group, and any successor or successors thereto.

“Fund” shall have the meaning as set forth in the Preamble to this Statement.

“Holder” means, with respect to the VMTP Shares of any Series or any other security issued by the Fund, a Person in whose name such security is registered in the registration books of the Fund maintained by the Calculation and Paying Agent or otherwise.

“Holder Term Extension Request” shall have the meaning as set forth in Section 2.5(a)(iii).

“Increased Rate” means, with respect to any Increased Rate Period for a Series of VMTP Shares, the Index Rate for such Increased Rate Period plus an Applicable Spread of 5.97%.

“Increased Rate Period” shall have the meaning as set forth in Section 2.2(g)(i).

“Index Rate” means, with respect to any Rate Period for a Series of VMTP Shares, the SIFMA Municipal Swap Index made available by 3:00 p.m., New York City time, as determined on the Rate Determination Date relating to such Rate Period or, except as otherwise provided in the definition of “SIFMA Municipal Swap Index” if such index is not made available by 5:00 p.m., New York City time, on such date, the SIFMA Municipal Swap Index as determined on the previous Rate Determination Date.

“Initial Rate Period” means, with respect to the VMTP Shares of any Series, the period commencing on and including the Date of Original Issue thereof and ending on, and including, the next succeeding calendar day that is a Wednesday (or if such Wednesday is not a Business Day, the next succeeding Business Day).

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix for such Series.

“Liquidity Account Initial Date” means, with respect to any Series, the date designated as the Liquidity Account Initial Date in the Appendix for such Series.

“Liquidity Account Investments” means Deposit Securities or any other security or investment owned by the Fund that is rated not less than A3 by Moody’s, A- by Standard & Poor’s, A- by Fitch or an equivalent rating by any other NRSRO (or any such rating’s future equivalent) or if not rated, determined by the Adviser to be of comparable quality.

“Liquidity Requirement” shall have the meaning as set forth in Section 2.11(b).

“Mandatory Redemption Price” shall have the meaning as set forth in Section 2.5(b)(i)(A).

“Market Value” of any asset of the Fund means, for securities for which market quotations are readily available, the market value thereof determined on the basis of official closing prices or the last reported sales prices on the valuation date, or if no sales are reported on the valuation date, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources. Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

“Maximum Rate” means 15% per annum.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.

“Municipal Securities” means municipal securities as described under the heading “Portfolio Contents” in the prospectus or other offering document for a Series of VMTP Shares.

“No Adverse Effect Opinion” means an opinion of independent counsel nationally recognized for having expertise in the taxation of regulated investment companies to the effect that the requested action, if undertaken, will not have an adverse effect on any of the opinions of counsel delivered in connection with the issuance of the VMTP Shares.

“Notice of Redemption” shall have the meaning as set forth in Section 2.5(d).

“Notice of Taxable Allocation” shall have the meaning as set forth in Section 2.10(a).

“NRSRO” means (a) each of Fitch, Moody’s and Standard & Poor’s so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act and (b) any other nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund.

“Optional Redemption Date” shall have the meaning as set forth in Section 2.5(c)(i).

“Optional Redemption Premium” means, with respect to any Series, the premium payable by the Fund upon the redemption of VMTP Shares of such Series at the option of the Fund, as set forth in the Appendix for such Series.

“Optional Redemption Price” shall have the meaning as set forth in Section 2.5(c)(i).

“Other Rating Agency” means each Rating Agency, if any, other than Fitch, Standard & Poor’s, or Moody’s then providing a rating for the VMTP Shares pursuant to the request of the Fund and with the consent of the Holders of a majority of the VMTP Shares, which shall not be unreasonably withheld by such Holders.

“Outstanding” means, as of any date with respect to VMTP Shares of any Series, the number of VMTP Shares of such Series theretofore issued by the Fund except (without duplication):

(a)         any VMTP Shares of such Series theretofore exchanged, cancelled, retired or redeemed or delivered to the Calculation and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(b)         any VMTP Shares of such Series as to which the Fund shall has given a Notice of Redemption and irrevocably deposited with the Calculation and Paying Agent sufficient Deposit Securities to redeem such shares in accordance with Section 2.5 hereof; and

(c)          any VMTP Shares of such Series as to which the Fund is the Holder or the Designated Owner.

“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“PIMCO Person” means the Adviser or any affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of the Adviser (other than the Fund, in the case of a redemption or purchase of the VMTP Shares which are to be cancelled within ten (10) calendar days of purchase by the Fund).

“Preferred Shares” means the authorized preferred shares of beneficial interest of the Fund, including VMTP Shares of each Series, Auction Preferred Shares, shares of any other series of preferred shares of beneficial interest now or hereafter issued by the Fund, and any other shares of beneficial interest hereafter authorized and issued by the Fund of a class having priority over another class as to distribution of assets or payments of dividends.

“Pro Rata Allocation” shall have the meaning set forth in Section 2.5(b)(i)(A).

“Purchase Agreement” means (i) with respect to the initial Series of VMTP Shares issued pursuant to this Statement, the Purchase Agreement to be dated as of September 18, 2018 between the Fund and the Purchasers and (ii) with respect to any subsequent Series of VMTP Shares issued pursuant to this Statement, the purchase agreement or other similar agreement for the VMTP Shares of such Series (if any) specified in the Appendix for such Series.

“Purchasers” means, collectively, WFC Holdings, LLC, EVEREN Capital Corporation, and Wells Fargo Municipal Capital Strategies, LLC, each a wholly-owned subsidiary of Wells Fargo & Company.

“Rate Determination Date” means, with respect to the Initial Rate Period for any Series of VMTP Shares, the calendar day immediately preceding the Date of Original Issue of such Series, and with respect to any Subsequent Rate Period for any Series of VMTP Shares, the last calendar day of the immediately preceding Rate Period for such Series or, if such calendar day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rate Period” means, with respect to any Series of VMTP Shares, the Initial Rate Period and any Subsequent Rate Period of the VMTP Shares of such Series.

“Rating Agency” means, as of any date and in respect of a Series of VMTP Shares, (i) any of Fitch, Moody’s, or Standard & Poor’s, to the extent it maintains a rating on the VMTP Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.7 and (ii) any Other Rating Agency designated as a Rating Agency on such date in accordance with Section 2.7. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of VMTP Shares and such Rating Agency has been replaced by an Other Rating Agency in accordance with Section 2.7, any references to any credit rating of the replaced Rating Agency in this Statement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Other Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Other Rating Agency published credit ratings for such Series of VMTP Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Statement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of VMTP Shares is terminated in accordance with Section 2.7, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Statement or the Appendix for such Series, shall be disregarded, and only the ratings of the then- designated Rating Agencies for such Series shall be taken into account for purposes of this Statement and such Appendix.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of VMTP Shares for so long as such Series is Outstanding.

“Ratings Event” shall have the meaning set forth in Section 2.2(g)(i).

“Redemption Date” shall have the meaning as set forth in Section 2.5(d)(i).

“Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Redemption Price” shall mean the Term Redemption Price, the Mandatory Redemption Price or the Optional Redemption Price, as applicable.

“Securities Act” means the U.S. Securities Act of 1933, as amended, and the rules and regulations thereunder.

“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Fund that agrees to follow the procedures required to be followed by such securities depository as set forth in this Statement with respect to the VMTP Shares.

“Series” and “Series of VMTP Shares” shall have the meanings as set forth in the Recitals of this Statement.

“SIFMA Municipal Swap Index” means the Securities Industry and Financial Markets Association Municipal Swap Index, or such other weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes produced by Municipal Market Data, Inc. or its successor, or as otherwise designated by the Securities Industry and Financial Markets Association; provided, however, that if such index is no longer produced by Municipal Market Data, Inc. or its successor, then SIFMA Municipal Swap Index shall mean (i) the S&P Municipal Bond 7 Day High Grade Rate Index produced by Standard & Poor’s Financial Services LLC or its successors or (ii) if the S&P Municipal Bond 7 Day High Grade Rate Index is no longer produced, such other reasonably comparable index selected in good faith by the Board of Trustees of the Fund and consented to in writing by Holders of greater than 50% of VMTP Shares, which shall not be unreasonably withheld by such Holders.

“Standard & Poor’s” means Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business, and any successor or successors thereto.

“State Holder” means, solely for purposes of the definition of “Additional State Amount Payment” and Section 2.10 hereof, (i) a Holder who is a natural person subject to California taxation on his or her income; or (ii) a Holder, other than a natural person, that seeks, and is entitled under applicable law, to pay dividends (or make other distributions or allocations of income) that are exempt from California income tax.

“Statement” means this Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares, as it may be amended from time to time in accordance with its terms.

“Subsequent Rate Period” means, with respect to any Series of VMTP Shares, the period consisting of seven calendar days, but adjusted in each case to reflect any changes when the regular calendar day that is a Rate Determination Date is not a Business Day, from, and including, the first calendar day following the Initial Rate Period of such Series to, and including, the next Rate Determination Date for such Series and any period thereafter from, and including, the first calendar day following a Rate Determination Date for shares of such Series to, and including, the next succeeding Rate Determination Date for shares of such Series.

“Tax Event” shall have the meaning as set forth in Section 2.2(g)(i)(E).

“Taxable Allocation” means, with respect to any Series, the characterization of all or a portion of any dividend paid in respect of such Series as net capital gains or other income taxable for regular federal and California individual income tax purposes.

“Term Redemption Amount” shall have the meaning as set forth in Section 2.11(a).

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix for such Series, as such date may be extended in accordance with Section 2.5(a) or as may otherwise be agreed in writing by the Fund and the Holders of 100% of the Outstanding VMTP Shares of such Series.

“Term Redemption Liquidity Account” shall have the meaning as set forth in Section 2.11(a).

“Term Redemption Price” shall have the meaning as set forth in Section 2.5(a).

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“VMTP” shall have the meaning as set forth in the Recitals of this Statement.

“VMTP Shares” shall have the meaning as set forth in the Recitals of this Statement.

“VMTP Shares of a Series” shall have the meaning as set forth in the Recitals of this Statement.

“Voting Period” shall have the meaning as set forth in Section 2.6(b)(i).

With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.2       Interpretation. The headings preceding the text of Sections included in this Statement are for convenience only and shall not be deemed part of this Statement or be given any effect in interpreting this Statement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Statement. The use of the terms “including” or “include” shall in all cases herein mean

“including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Statement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to those portions of this Statement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Statement as a whole and not to any particular Article, Section or clause of this Statement.

Unless otherwise provided, defined terms used in this Statement apply only to the VMTP Shares and defined terms used in the Auction Preferred Statement apply only to the Auction Preferred Shares.

1.3       Liability of Officers, Trustees and Shareholders. A copy of the Declaration is on file with the Secretary of the Commonwealth of Massachusetts, and notice hereby is given that this Statement is executed on behalf of the Fund by an officer of the Fund in his or her capacity as an officer of the Fund and not individually and that the obligations of the Fund under or arising out of this Statement are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and properties of the Fund. All persons extending credit to, contracting with or having a claim against the Fund must look solely to the Fund’s assets and property for the enforcement of any claims against the Fund as none of the Fund’s officers, agents or shareholders, whether past, present or future, assume any personal liability for obligations entered on behalf of the Fund.

TERMS APPLICABLE TO

VARIABLE RATE MUNIFUND TERM PREFERRED SHARES

Except for such changes and amendments hereto with respect to a Series of VMTP Shares that are specifically contemplated by the Appendix relating to such Series, each Series of VMTP Shares subject to this Statement shall have the following terms:

2.1       Number of Shares; Ranking.

(a)              The number of authorized shares constituting any Series of VMTP Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional VMTP Shares shall be issued.

(b)              The VMTP Shares of each Series shall rank on a parity with VMTP Shares of each other Series and with shares of any other series of Preferred Shares (including any Auction Preferred Shares) as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The VMTP Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the Common Shares as set forth herein.

(c)              No Holder of VMTP Shares shall have, solely by reason of being such a Holder, any pre-emptive or other right to acquire, purchase or subscribe for any VMTP Shares or Common Shares or other securities of the Fund which it may hereafter issue or sell.

2.2       Dividends and Distributions.

(a)              The Holders of VMTP Shares of any Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor in accordance with the Declaration, this Statement, and applicable law, and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate for such Series, calculated as set forth herein, and no more. Dividends and other distributions on the VMTP Shares of any Series shall accumulate from the Date of Original Issue with respect to such Series. The amount of dividends per share payable on VMTP Shares of a Series on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period. The amount of dividends per share of a Series accumulated for each such Rate Period (or part thereof) shall be computed by (i) multiplying the Dividend Rate in effect for VMTP Shares of such Series for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the actual number of calendar days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of calendar days in the year in which such Rate Period (or such part thereof) occurs (365 or 366) and (ii) multiplying the product determined pursuant to clause (i) by the Liquidation Preference for a share of such Series.

(b)              Dividends on VMTP Shares of each Series with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Fund at the close of business on each calendar day in such Dividend Period and shall be paid as provided in Section 2.2(f).

(c)              (i) No full dividends or other distributions shall be declared or paid on shares of a Series of VMTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other Series of VMTP Shares and the Auction Preferred Shares) ranking on a parity with such Series of VMTP Shares have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends or other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on VMTP Shares of a Series will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on the shares of each such series of Preferred Shares (including, without limitation, the Auction Preferred Shares) on the relevant dividend payment date for such series. Subject to Section 2.10 hereof and Section 2.3 of the Purchase Agreement, no Holders of VMTP Shares shall be entitled to any dividends or other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such VMTP Shares.

(ii)           For so long as any VMTP Shares are Outstanding, the Fund shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall have 1940 Act Asset Coverage, in each case after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all VMTP Shares and all other series of Preferred Shares ranking on a parity with the VMTP Shares (including the Auction Preferred Shares) due on or prior to the date the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities (in the case of the VMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (C) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.5(d)(ii) hereof with respect to Outstanding VMTP Shares of any Series to be redeemed pursuant to Section 2.5(a) or Section 2.5(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition. For the avoidance of doubt, Section 11.2(d) of the Auction Preferred Statement contains additional provisions that restrict the declaration and payment of dividends and other distributions with respect to Common Shares and parity shares.

(iii)          Any dividend payment made on VMTP Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and distributions have not been paid.

(d)           Not later than 12:00 noon, New York City time, on the Dividend Payment Date for a Series of VMTP Shares, the Fund shall deposit with the Calculation and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions, if any, that are payable on such Dividend Payment Date in respect of such Series. The Fund may direct the Calculation and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same-day funds at the opening of business on such Dividend Payment Date.

(e)           All Deposit Securities deposited with the Calculation and Paying Agent for the payment of dividends payable on a Series of VMTP Shares shall be held in trust for the payment of such dividends by the Calculation and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends pursuant to Section 2.2(f). Any moneys paid to the Calculation and Paying Agent in accordance with the foregoing but not applied by the Calculation and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.

(f)            Dividends and any distributions made pursuant to Section 2.10(a) on VMTP Shares of a Series shall be paid on each Dividend Payment Date for such Series, out of funds legally available therefor under applicable law, when, as and if declared by the Board of Trustees, or under authority granted by, and pursuant to Section 2.2(a) hereof, to the Holders of shares of such Series as their names appear on the registration books of the Fund at the close of business on the calendar day immediately preceding such Dividend Payment Date (or if such calendar day is not a Business Day, the next preceding Business Day). Dividends and any distributions made pursuant to Section 2.10(a) in arrears on VMTP Shares of a Series for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments or other distributions on VMTP Shares of any Series which may be in arrears.

(g)           (i) The Dividend Rate on a Series of VMTP Shares shall be adjusted to the Increased Rate for each Increased Rate Period (as hereinafter defined). Subject to the cure provisions of Section 2.2(g)(iii), a Rate Period with respect to a Series of VMTP Shares shall be deemed to be an “Increased Rate Period” if on the first calendar day of such Rate Period, (A) the Fund has failed to deposit with the Calculation and Paying Agent by 12:00 noon, New York City time, on a Dividend Payment Date for such Series, Deposit Securities that will provide funds available to the Calculation and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend on such Series payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated by Section 2.2(g)(ii); (B) the Fund has failed to deposit with the Calculation and Paying Agent by 12:00 noon, New York City time, on an applicable Redemption Date for such Series, Deposit Securities that will provide funds available to the Calculation and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series on such Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated by Section 2.2(g)(ii); (C) any Rating Agency has withdrawn the credit rating required to be maintained with respect to such Series pursuant to Section 2.7 other than due to the Rating Agency ceasing to rate tax-exempt closed-end management investment companies generally and such withdrawal is continuing; (D) a Ratings Event (as defined below) has occurred and is continuing with respect to such Series; or (E) (i) a court or other applicable governmental authority has made a final determination that for U.S. federal income tax purposes the VMTP Shares do not qualify as equity in the Fund and such determination has not been repealed, revoked or rescinded and (ii) such determination results from an act or failure to act on the part of the Fund (a “Tax Event”). A “Ratings Event” shall be deemed to exist with respect to any Series of VMTP Shares at any time such VMTP Shares have a long-term credit rating from at least one-half of the Rating Agencies designated at such time that is Below Investment Grade. For the avoidance of doubt, no determination by any court or other applicable governmental authority that requires the Fund to make an Additional Amount Payment in respect of a Taxable Allocation shall be deemed to be a Tax Event hereunder.

(ii)           Subject to the cure provisions of Section 2.2(g)(iii), a Dividend Default or a Redemption Default on a Series of VMTP Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all accumulated but unpaid dividends on such Series and any unpaid Redemption Price on such Series shall have been deposited irrevocably in trust in same-day funds with the Calculation and Paying Agent.

(iii)          No Increased Rate Period for a Series of VMTP Shares with respect to any Dividend Default or Redemption Default on such Series shall be deemed to have commenced if the amount of any dividend or any Redemption

Price due in respect of such Series (if such Default is not solely due to the willful failure of the Fund) is deposited irrevocably in trust, in same-day funds, with the Calculation and Paying Agent by 12:00 noon, New York City time, on a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date for such Series with respect to which such Default occurred.

2.3       Liquidation Rights.

(a)            The VMTP Shares shall rank on parity with each other, with shares of any other Series of VMTP Shares, and with shares of any other class or series of Preferred Shares (including the Auction Preferred Shares) as to distribution of assets upon dissolution, liquidation, or winding-up of the affairs of the Fund. In this regard, the provisions of this Section 2.3 shall be applied consistently with Section 11.3 of the Auction Preferred Statement such that Holders of the VMTP Shares and holders of the Auction Preferred Shares are treated on parity with one another with respect to any such distribution.

(b)            In the event of any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of VMTP Shares shall be entitled to receive out of the assets of the Fund available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Fund, but without interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(c)            If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding VMTP Shares and any other outstanding Preferred Shares ranking on a parity with the VMTP Shares (including, without limitation, the Auction Preferred Shares) shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such VMTP Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such VMTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding VMTP Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, the Common Shares.

(d)            Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4       Coverage & Leverage Tests.

(a)            1940 Act Asset Coverage Requirement. The Fund shall maintain 1940 Act Asset Coverage as of the close of business on the last Business Day of each month in which any VMTP Shares of any Series are Outstanding. If the Fund shall fail to maintain such 1940 Act Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b)(i) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 2.4(a).

(b)            Calculation of 1940 Act Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no VMTP Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, sufficient Deposit Securities (in the case of the VMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable), in each case in accordance with the terms of such Series or other Preferred Shares, to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) has been given, and (ii) the Deposit Securities or other sufficient securities or funds, as applicable that have been deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation.

(c)            Effective Leverage Ratio Requirement. Unless the Fund receives the prior written consent of all Holders, for so long as VMTP Shares of any Series are Outstanding, the Effective Leverage Ratio shall not exceed 50% as of the close of business on any Business Day; provided, however, in the event that the Fund’s Effective Leverage Ratio exceeds 50% as of the close of business on any Business Day solely by reason of fluctuations in the market value of the Fund’s portfolio securities, the Effective Leverage Ratio shall not exceed 51% as of the close of business on such Business Day. If the Effective Leverage Ratio shall exceed the applicable percentage provided in the preceding sentence as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b)(ii) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 2.4(c).

(d)            Calculation of Effective Leverage Ratio. For purposes of determining whether the requirements of Section 2.4(c) are satisfied, the “Effective Leverage Ratio” on any date shall mean the quotient of:

(i)              The sum of (A) the aggregate liquidation preference of the Fund’s “senior securities” (as that term is defined in the 1940 Act) that are stock for purposes of the 1940 Act, excluding, without duplication, (1) any such senior securities for which the Fund has issued a notice of redemption and either has delivered Deposit Securities or sufficient securities or funds (as applicable in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient securities or funds on hand for the purpose of such redemption (as applicable in accordance with the terms of such senior securities) and (2) any such senior securities that are to be redeemed with net proceeds from the sale of the VMTP Shares, for which the Fund has delivered Deposit Securities or sufficient securities or funds (as applicable in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient securities or funds on hand (as applicable in accordance with the terms of such senior securities) for the purpose of such redemption; (B) the aggregate principal amount of the Fund’s “senior securities representing indebtedness” (as that term is defined in the 1940 Act, giving effect to any interpretations thereof by the Securities and Exchange Commission or its staff); and (C) the aggregate principal amount of floating rate securities corresponding to any associated residual floating rate securities not owned by the Fund (less the aggregate principal amount of any such floating rate securities owned by the Fund and corresponding to the associated residual floating rate securities owned by the Fund); divided by

(ii)             The sum of (A) the Market Value of the Fund’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of Deposit Securities or funds referred to in clauses (A)(1) and (A)(2) of Section 2.4(d)(i) above), less the amount of the Fund’s accrued liabilities (other than liabilities for the aggregate principal amount of “senior securities representing indebtedness” (as that term is defined in the 1940 Act, giving effect to any interpretations thereof by the Securities and Exchange Commission or its staff), including floating rate securities), and (B) the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated inverse floating rate securities owned by the Fund.

2.5       Redemption. Each Series of VMTP Shares shall be subject to redemption by the Fund as provided below:

(a)

Term Redemption. (i) Subject to Section 2.5(d)(v), the Fund shall redeem all VMTP Shares of a Series on the Term Redemption Date for such Series, out of funds legally available therefor under applicable law, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Term Redemption Price”); provided, however, that the Term Redemption Date for such Series of VMTP Shares may be extended pursuant to Section 2.5(a)(ii) or Section 2.5(a)(iii) below.

(ii)

(A) The Fund shall have the right, exercisable not more than three hundred and sixty-five (365) calendar days nor less than one hundred and twenty (120) calendar days prior to the Term Redemption Date of a Series of VMTP Shares, to request by notice (accompanied by a No Adverse Effect Opinion) that each Designated Owner of such VMTP Shares extend the Term Redemption Date for such Series of VMTP Shares by at least an additional three hundred and sixty-five (365) calendar days (a “Designated Owner Term Extension Request”), which request may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or in the Appendix applicable to such Series of VMTP Shares.

(B)            Each Designated Owner shall, no later than sixty (60) calendar days after receiving a Designated Owner Term Extension Request, notify the Fund and the Calculation and Paying Agent of its acceptance or rejection of such request, which acceptance by such Designated Owner may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or the terms and conditions proposed the Fund in making a Designated Owner Term Extension Request (a “Conditional Acceptance”). A Conditional Acceptance conditioned upon terms and conditions that are accepted by the Fund and that are different from the terms and conditions set forth herein shall be deemed to be a consent by such Designated Owner to amend this Statement to reflect such different terms and conditions, but only with respect to the VMTP Shares of such Series beneficially owned by such Designated Owner. To the extent that a Designated Owner of VMTP Shares of a Series of VMTP Shares subject to a Designated Owner Term Extension Request rejects such Designated Owner Term Extension Request pursuant to this Section 2.5(a)(ii)(B), or is deemed to reject such Designated Owner Term Extension Request pursuant to Section 2.5(a)(ii)(C) below, the VMTP Shares of such Series beneficially owned by such Designated Owner shall be subject to redemption as provided in this Statement, without giving effect to any Designated Owner Term Extension Request.

(C)            If any Designated Owner fails to notify the Fund or the Calculation and Paying Agent of its acceptance or rejection of the Fund’s Designated Owner Term Extension Request within such sixty (60) calendar day period, such failure to respond will be deemed a rejection of such Designated Owner Term Extension Request by such Designated Owner. If a Designated Owner of VMTP Shares provides a Conditional Acceptance, then the Fund shall have sixty (60) calendar days thereafter to notify such Designated Owner of its acceptance or rejection of the terms and conditions specified in the Conditional Acceptance. The Fund’s failure to notify such Designated Owner within such sixty (60) calendar day period will be deemed a rejection of the terms and conditions specified in the Conditional Acceptance.

(D)            Each Designated Owner of a Series of VMTP Shares may grant or deny any Designated Owner Term Extension Request applicable to such Series of VMTP Shares in its sole and absolute discretion.

(E)            Unless the Fund and any Designated Owner of VMTP Shares that has agreed to a Designated Owner Term Extension Request otherwise agree pursuant to the procedures described in this Section 2.5(a)(ii), in the event that the Term Redemption Date of a Series of VMTP Shares is extended pursuant to this Section 2.5(a)(ii), the Liquidity Account Initial Date, as set forth in the Appendix establishing such Series, shall be extended accordingly, as provided in such Appendix, with respect to the VMTP Shares of such Series held by such Designated Owner.

(iii)          The Fund shall have the right, exercisable not less than sixty (60) calendar days prior to the Term Redemption Date of a Series of VMTP Shares, to request by notice (accompanied by a No Adverse Effect Opinion) to the Holders of 100% of the Outstanding VMTP Shares of such Series, an extension of the Term Redemption Date (a “Holder Term Extension Request”). Any failure by a Holder to respond or agree to such Holder Term Extension Request in writing within sixty (60) calendar days of the receipt thereof shall be deemed to be a rejection of the extension request and the Term Redemption Date may only be extended pursuant to this Section 2.5(a)(iii) upon the written consent of 100% of the Holders of the VMTP Shares of such Series. In the event that the Term Redemption Date of a Series of VMTP Shares is extended pursuant to this Section 2.5(a)(iii), the Liquidity Account Initial Date, as set forth in the Appendix establishing such Series, shall be extended accordingly, as provided in such Appendix.

(b)           1940 Act Asset Coverage and Effective Leverage Ratio Mandatory Redemption.

(i)              1940 Act Asset Coverage Mandatory Redemption. (A) If the Fund fails to comply with the 1940 Act Asset Coverage requirement as provided in Section 2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the 1940 Act Asset Coverage Cure Date other than as a result of the redemption required by this Section 2.5(b)(i), the Fund shall, to the extent permitted by the 1940 Act and Massachusetts law, by the close of business on the second Business Day next following such 1940 Act Asset Coverage Cure Date, cause a notice of redemption to be issued, in accordance with the terms of the Preferred Shares to be redeemed. In addition, in accordance with the terms of the Preferred Shares to be redeemed, the Fund shall cause to be deposited Deposit Securities (in the case of the VMTP Shares) or other sufficient securities or funds (in the case of any other Preferred Shares, as applicable) in trust with the Calculation and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, for the redemption of a sufficient number of Preferred Shares, which, to the extent permitted by the 1940 Act and Massachusetts law, enable the Fund to meet the requirements of Section 2.5(b)(i)(B). The Fund shall allocate such redemption on a pro rata basis among different series of Preferred Shares (including the shares of each Series of VMTP Shares and the Auction Preferred Shares) based upon the proportion that the aggregate liquidation preference of the outstanding Preferred Shares of any series bears to the aggregate liquidation preference of all outstanding series of Preferred Shares (a “Pro Rata Allocation”). In the event that any VMTP Shares of a Series then Outstanding are to be redeemed pursuant to this Section 2.5(b)(i), the Fund shall redeem such shares, out of funds legally available therefor under applicable law, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Fund, but without interest thereon) (the “Mandatory Redemption Price”). The mandatory redemption price for any Auction Preferred Shares that are redeemed pursuant to this Section 2.5(b)(i) shall be specified in Section 11.4(a) of the Auction Preferred Statement.

(B)            On the Redemption Date for a redemption contemplated by Section 2.5(b)(i)(A), the Fund shall redeem at the Mandatory Redemption Price, out of funds legally available therefor, under applicable law, such number of Preferred Shares (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the 1940 Act Asset Coverage Cure Date, would result in the Fund having 1940 Act Asset Coverage on such 1940 Act Asset Coverage Cure Date (provided, however, that if there is no such minimum number of VMTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all VMTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration and applicable law. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.5(b)(i), the Fund may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.5(b)(i) a sufficient number of VMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the 1940 Act Asset Coverage Cure Date, in the Fund having 1940 Act Asset Coverage on such 1940 Act Asset Coverage Cure Date of up to and including 225%; provided that if the 1940 Act Asset Coverage is increased to greater than 225%, the Optional Redemption Premium shall be due on any such excess redemptions. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be later than thirty (30) calendar days after such 1940 Act Asset Coverage Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of VMTP Shares and other Preferred Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such 1940 Act Asset Coverage Cure Date, the Fund shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date following such thirty (30) calendar day period on which it is able to effect such redemption (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation). If fewer than all of the Outstanding VMTP Shares of a Series are to be redeemed pursuant to this Section 2.5(b)(i), the number of VMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.5(b)(i)(B) shall be subject to any applicable procedures established by the Securities Depository. If fewer than all outstanding Auction Preferred Shares are to be redeemed pursuant to this Section 2.5(b)(i), the manner of allocation of shares to be redeemed among the series of Auction Preferred Shares shall be determined in accordance with Section 11.4 of the Auction Preferred Statement.

(ii)            Effective Leverage Ratio Mandatory Redemption. (A) If (1) the Fund fails to comply with the Effective Leverage Ratio requirement as provided in Section 2.4(c) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(c), (2) with respect to the initial Series of VMTP Shares issued pursuant to this Statement, the Fund fails to comply with the Effective Leverage Ratio requirement calculated as set forth in Section 6.12 of the Purchase Agreement applicable to such Series of VMTP Shares if such requirement is still in effect in accordance with the terms of such Purchase Agreement, or (3) with respect to any other Series of VMTP Shares issued pursuant to this Statement, the Fund fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio pursuant to the Purchase Agreement or Appendix applicable to such Series of VMTP Shares, and, in any such case, such failure is not cured as of the close of business on the date that is ten (10) Business Days following the Business Day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”) other than as a result of the redemption or other actions required by this Section 2.5(b)(ii), the Fund shall cause the Effective Leverage Ratio (calculated in accordance with the requirements applicable to the determination of the Effective Leverage Ratio under this Statement, and under the Appendix and Purchase Agreement for any applicable Series of VMTP Shares in respect of which the Effective Leverage Ratio is being determined) to not exceed the Effective Leverage Ratio required under Section 2.4(c) as so determined, by (x) not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to the floating rate securities not owned by the Fund and/or the inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (y) to the extent permitted by the 1940 Act and Massachusetts law, not later than the close of business on the second Business Day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued, and in addition, causing to be irrevocably deposited Deposit Securities (in the case of the VMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) in trust with the Calculation and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, for the redemption at the redemption price specified in the terms of such Preferred Shares of a sufficient number of Preferred Shares, based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation, or (z) engaging in any combination, in the Fund’s discretion, of the actions contemplated by clauses (x)

and (y) of this Section 2.5(b)(ii)(A). In the event that any VMTP Shares of a Series are to be redeemed pursuant to clause (y) of this Section 2.5(b)(ii)(A), the Fund shall redeem such VMTP Shares at a price per VMTP Share equal to the Mandatory Redemption Price. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.5(b)(ii), the Fund may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.5(b)(ii) a sufficient number of VMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the Effective Leverage Ratio Cure Date, in the Fund having an Effective Leverage Ratio on such Effective Leverage Ratio Cure Date of no less than 40%; provided that if the Effective Leverage Ratio is reduced to less than 40%, the Optional Redemption Premium shall be due on any such excess redemptions.

(B)

On the Redemption Date for a redemption contemplated by clause (y) of Section 2.5(b)(ii)(A), the Fund shall not redeem more than the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration and applicable law. If the Fund is unable to redeem the required number of VMTP Shares and other Preferred Shares which have been designated to be redeemed in accordance with clause (y) of Section 2.5(b)(ii)(A) due to the unavailability of legally available funds, the Fund shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date following such Redemption Date on which it is able to effect such redemption (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation). If fewer than all of the Outstanding VMTP Shares of a Series are to be redeemed pursuant to clause (y) of Section 2.5(b)(ii)(A), the number of VMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.5(b)(ii)(B) shall be subject to any applicable procedures established by the Securities Depository. If fewer than all outstanding Auction Preferred Shares are to be redeemed pursuant to this Section 2.5(b)(ii), the manner of allocation of shares to be redeemed among the series of Auction Preferred Shares shall be determined in accordance with Section 11.4 of the Auction Preferred Statement.

For the avoidance of doubt, Section 11.4 of the Auction Preferred Statement for additional provisions related to the mandatory redemption of the Auction Preferred Shares.

(c)           Optional Redemption.

(i)            Subject to the provisions of Section 2.5(c)(ii), the Fund may at its option on any Business Day (an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding VMTP Shares of any Series, at a redemption price per VMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per VMTP Share of such Series plus (y) an amount equal to all unpaid dividends and other distributions on such VMTP Share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Fund, but without interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of VMTP Shares of such Series that is effected on such Optional Redemption Date as set forth in the Appendix relating to such Series; provided that in connection with any (A) redemption in accordance with this Section 2.5(c) that is effectuated in order to comply with the requirements of the 1940 Act or this Statement or the Purchase Agreement or (B) any redemption in accordance with Section 2.5(b), no Optional Redemption Premium specified in clause (z) above or penalty or premium shall be payable.

(ii)           If fewer than all of the outstanding VMTP Shares of a Series are to be redeemed pursuant to Section 2.5(c)(i), the shares of such Series to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.5(c)(ii) shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Statement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which VMTP Shares will be redeemed pursuant to this Section 2.5(c) from time to time.

(iii)          The Fund may not on any date deliver a Notice of Redemption pursuant to Section 2.5(d) in respect of a redemption contemplated to be effected pursuant to this Section 2.5(c) unless on such date the Fund reasonably expects to have available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to

Holders of VMTP Shares by reason of the redemption of such VMTP Shares on such Optional Redemption Date.

(iv)          VMTP Shares of a Series redeemed at the Fund’s sole option in accordance with, but solely to the extent contemplated by, Section 2.5(b)(i)(B) or Section 2.5(b)(ii) shall be considered mandatorily redeemed pursuant to such Section, as applicable, and not subject to this Section 2.5(c).

(d)          Procedures for Redemption.

(i)            If the Fund shall determine or be required to redeem, in whole or in part, VMTP Shares of a Series pursuant to Section 2.5(a), (b) or (c), the Fund shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Calculation and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than thirty-five (35) calendar days prior to the date fixed for redemption and not less than ten (10) calendar days (or such shorter or longer period as may be consented to by all of the Holders of the VMTP Shares of such Series, which consent shall not be deemed to be a vote required by Section 2.6) prior to the date fixed for redemption pursuant to Section 2.5(c) in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the applicable Redemption Price on a per share basis; (C) the Series and number of VMTP Shares to be redeemed; (D) the CUSIP number for VMTP Shares of such Series; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the VMTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Statement under which such redemption is made. If fewer than all VMTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of VMTP Shares to be redeemed from such Holder and/or the method of determining such number. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.5(c) of this Statement that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)           If the Fund shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) deposit with the Calculation and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the VMTP Shares to be redeemed on the Redemption Date and (B) give the Calculation and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the VMTP Shares called for redemption on the Redemption Date. The Fund may direct the Calculation and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same-day funds. Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date, then such deposit of Deposit Securities (which may come in whole or in part from the Term Redemption Liquidity Account) shall be made no later than fifteen (15) calendar days prior to the Term Redemption Date.

(iii)          Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the VMTP Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such VMTP Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously declared and paid as contemplated by the last sentence of Section 2.5(d)(vi) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Fund shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the VMTP Shares called for redemption and redeemed on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of three hundred sixty-five (365) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which the Holders of the VMTP Shares so called for redemption shall look only to the Fund for payment of the Redemption Price thereof. The Fund shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.

(iv)          On or after the Redemption Date, each Holder of VMTP Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) evidencing such VMTP Shares to the Fund at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such VMTP Shares, without interest, and in the case of a redemption of fewer than all the VMTP Shares represented by such certificate(s), a new certificate representing the VMTP Shares that were not redeemed.

(v)           Notwithstanding the other provisions of this Section 2.5, except as otherwise required by law, the Fund shall not redeem any VMTP Shares or other series of Preferred Shares ranking on a parity with the VMTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all Outstanding VMTP Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities (in the case of the VMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) (in accordance with the terms of such Preferred Shares for the payment of such dividends and other distributions) shall have been or are contemporaneously deposited with the Calculation and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding VMTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding VMTP Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(vi)          To the extent that any redemption for which Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Declaration, this Statement and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. In the case of any redemption pursuant to Section 2.5(c), no Redemption Default shall be deemed to have occurred if the Fund shall fail to deposit in trust with the Calculation and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any VMTP Shares, dividends may be declared and paid on such VMTP Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such VMTP Shares shall not have been deposited in trust with the Calculation and Paying Agent for that purpose.

(e)        Calculation and Paying Agent as Trustee of Redemption Payments by Fund. All Deposit Securities transferred to the Calculation and Paying Agent for payment of the Redemption Price of VMTP Shares called for redemption shall be held in trust by the Calculation and Paying Agent for the benefit of Holders of VMTP Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 2.5(d)(iii) above.

(f)        Compliance With Applicable Law. In effecting any redemption pursuant to this Section 2.5, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable law, but shall effect no redemption except in accordance with the 1940 Act and any applicable law.

(g)        Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Fund may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the VMTP Shares, provided that such modification does not materially and adversely affect the Holders of the VMTP Shares or cause the Fund to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Calculation and Paying Agent without its prior consent.

2.6       Voting Rights.

(a)            One Vote Per VMTP Share. Except as otherwise provided in the Declaration, this Statement, or as otherwise required by law, (i) each Holder of VMTP Shares shall be entitled to one vote for each VMTP Share held by such Holder on each matter submitted to a vote of all shareholders of the Fund, and (ii) the holders of outstanding Preferred Shares, including Outstanding VMTP Shares and Auction Preferred Shares, and Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including Outstanding VMTP Shares and Auction Preferred Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and Common Shares of the Fund, to elect two trustees of the Fund, it being understood that each Preferred Share, including VMTP Shares and the Auction Preferred Shares, entitles the Holder thereof to one vote for each Preferred Share in respect to the election of each such trustee. Subject to Section 2.6(b), the Holders of outstanding Common Shares and Preferred Shares, including VMTP Shares and the

Auction Preferred Shares, voting together as a single class, shall elect the balance of the trustees.

(b)            Voting For Additional Trustees.

(i)              Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the Holders of Preferred Shares, including VMTP Shares and the Auction Preferred Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the Holders of Preferred Shares, including VMTP Shares and the Auction Preferred Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of shares of beneficial interest of the Fund), to elect such smallest number of additional trustees, together with the two trustees that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A)                if, at the close of business on any dividend payment date for any outstanding Preferred Shares including any Outstanding VMTP Shares and Auction Preferred Shares, accumulated dividends (whether or not earned or declared) on such outstanding Preferred Shares, including VMTP Shares and Auction Preferred Shares, equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Calculation and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B)                 if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Trustees.

A Voting Period shall terminate upon all of such conditions ceasing to exist. Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.6(b)(i).

(ii)             Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional trustees as described in Section 2.6(b)(i), the Fund shall call a special meeting of such Holders and notify the Calculation and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other means as are described in clause (ii) above. If the Fund fails to call such a special meeting, it may be called at the expense of the Fund by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such Holders voting together as a class (to the exclusion of the Holders of all other securities and classes of shares of beneficial interest of the Fund), shall be entitled to elect the number of trustees prescribed in Section 2.6(b)(i) on a one-vote-per-share basis.

(iii)            Terms of Office of Existing Trustees. The terms of office of the incumbent trustees of the Fund at the time of a special meeting of Holders of Preferred Shares to elect additional trustees in accordance with Section 2.6(b)(i) shall not be affected by the election at such meeting by the Holders of VMTP Shares and such other Holders of Preferred Shares of the number of trustees that they are entitled to elect, and the trustees so elected by the Holders of VMTP Shares and such other Holders of Preferred Shares, together with the two (2) trustees elected by the Holders of Preferred Shares in accordance with Section 2.6(a) hereof and the remaining trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Fund.

(iv)           Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional trustees elected by the Holders of the Preferred Shares pursuant to Section 2.6(b)(i) shall terminate, the remaining trustees shall constitute the trustees of the Fund and the voting rights of the Holders of Preferred Shares to elect additional trustees pursuant to Section 2.6(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i).

(c)           Holders of VMTP Shares to Vote on Certain Matters.

(i)             Certain Amendments Requiring Approval of VMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares subject to this Statement Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration or this Statement, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such VMTP Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.8 hereof shall not be considered to materially and adversely affect the rights and preferences of the VMTP Shares, and (ii) a division of a VMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the VMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a VMTP Share of any Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share (other than solely as a result of a division of a VMTP Share or as otherwise permitted by Section 2.5(a)(ii) of this Statement). So long as any VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the VMTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(ii)            1940 Act Matters. Unless a higher percentage is provided for in the Declaration, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including all VMTP Shares and Auction Preferred Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Fund from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.

(iii)            Certain Amendments Requiring Approval of Specific Series of VMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any VMTP Shares of a Series are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares of such Series Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power set forth in such Appendix of the VMTP Shares of such Series or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.8 hereof shall not be considered to materially and adversely affect the rights and preferences of the VMTP Shares of such Series, and (ii) a division of a VMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the VMTP Shares of such Series; and provided, further, that, except as otherwise permitted by Section 2.5(a)(ii) of this Statement, no amendment, alteration or repeal of the obligation of the Fund to (x) pay the Term Redemption Price on the Term Redemption Date for a Series, or (y) accumulate dividends at the Dividend Rate (as set forth in this Statement and the applicable Appendix hereto) for a Series shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of VMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a VMTP Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(d)            Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law, the Declaration or this Statement, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such VMTP Shares other than those specifically set forth in this Section 2.6; provided, however, that nothing in this Statement or the Declaration shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of VMTP Shares of any Series that any action or inaction by the Fund shall require the consent or approval of such Holder or Designated Owner.

(e)            No Preemptive Rights or Cumulative Voting. The Holders of VMTP Shares shall have no preemptive rights or rights to cumulative voting.

(f)             Voting for Trustees Sole Remedy for Fund’s Failure to Declare or Pay Dividends. In the event that the Fund fails to declare or pay any dividends on any Series of VMTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the VMTP Shares shall be the right to vote for trustees pursuant to the provisions of this Section 2.6. Nothing in this Section 2.6(f) shall be deemed to affect the obligation of the Fund to accumulate and, if permitted by applicable law, the Declaration and this Statement, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(g) hereof.

(g)            Holders Entitled to Vote. For purposes of determining any rights of the Holders of VMTP Shares to vote on any matter, whether such right is created by this Statement, by the Declaration, by statute or otherwise, no Holder of VMTP Shares shall be entitled to vote any VMTP Share and no VMTP Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such VMTP Share shall have been given in accordance with this Statement and Deposit Securities for the payment of the Redemption Price of such VMTP Share shall have been deposited in trust with the Calculation and Paying Agent for that purpose. No VMTP Share held by the Fund shall have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

2.7       Rating Agencies. The Fund shall use commercially reasonable efforts to cause the Rating Agencies to issue long-term credit ratings with respect to each Series of VMTP Shares for so long as such Series is Outstanding. The Fund shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of tax-exempt closed-end management investment companies generally, the Board of Trustees shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Trustees may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of VMTP Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (ii) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such replacement Other Rating Agency shall have at the time of such replacement (i) published a rating for the VMTP Shares of such Series and (ii) entered into an agreement with the Fund to continue to publish such rating subject to the Rating Agency’s customary conditions. The Board of Trustees may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to a Series of VMTP Shares by notice to the Holders of the

VMTP Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Fund, the Board of Trustees or any Holder of Preferred Shares, including any VMTP Shares or Auction Preferred Shares, or Common Shares.

2.8       Issuance of Additional Preferred Shares. So long as any VMTP Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof authorize, establish and create and issue and sell shares of one or more series of Preferred Shares, ranking on a parity with VMTP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series of VMTP Shares, including additional Series of VMTP Shares, and authorize, issue and sell additional shares of any such series of Preferred Shares then outstanding or so established or created including additional Series of VMTP Shares, in each case in accordance with applicable law, provided that the Fund shall, immediately after giving effect to the issuance of such Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have 1940 Act Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b)). See also Section 11.8(e)(iv) of the Auction Preferred Statement for additional provisions regarding issuance of additional preferred shares by the Fund.

2.9       Status of Redeemed or Repurchased VMTP Shares. VMTP Shares that at any time have been redeemed, exchanged or purchased by the Fund shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.

2.10     Distributions with respect to Taxable Allocations. Whenever a Taxable Allocation is to be made by the Fund with respect to the VMTP Shares of a Series with respect to any Dividend Period and neither the Increased Rate nor the Maximum Rate is in effect during such Dividend Period, clause (a), clause (b) or clause (c) of this Section 2.10, as applicable, shall govern:

(a)            The Fund may provide notice to the Calculation and Paying Agent prior to the commencement of any Dividend Period for a Series of VMTP Shares of the amount of the Taxable Allocation that will be made in respect of shares of such Series for such Dividend Period (a “Notice of Taxable Allocation”). Such Notice of Taxable Allocation will state (i) the amount of the dividends payable in respect of each VMTP Share of the applicable Series for such Dividend Period that will be a Taxable Allocation and (ii) the adjustment to the Dividend Rate for each Rate Period (or portion thereof) included in such Dividend Period that will be required in order for the Fund to pay either (but not both of) the Additional Amount Payment, or Additional State Amount Payment, as applicable, to a Holder in respect of the Taxable Allocation made in respect of such VMTP Shares for such Dividend Period. In lieu of adjusting the Dividend Rate, the Fund may make, in addition to and in conjunction with the payment of regular dividends for such Dividend Period, a supplemental distribution in respect of each share of such series for such Dividend Period equal to either the Additional Amount Payment or Additional State Amount Payment, as applicable, payable in respect of the Taxable Allocation made in respect of such share for such Dividend Period. The Fund will use commercially reasonable efforts to make Taxable Allocations in respect of VMTP Shares of each Series as provided in this Section 2.10(a), and shall make Taxable Allocations as described in Section 2.10(b) and/or Section 2.10(c) only if such commercially reasonable efforts do not reasonably permit the Fund to make a Taxable Allocation as contemplated by this Section 2.10(a).

(b)            If the Fund does not provide a Notice of Taxable Allocation as provided in Section 2.10(a) with respect to a Taxable Allocation that is made in respect of VMTP Shares of a Series, the Fund may make one or more supplemental distributions on shares of such Series equal to the Additional Amount Payment to be paid to a Holder in respect of such Taxable Allocation. Any such supplemental distribution in respect of VMTP Shares of a Series may be declared and paid on any date, without reference to any regular Dividend Payment Date, to the Holders, or State Holders, as applicable, of shares of such Series as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date of such supplemental distribution, as may be fixed by the Board of Trustees.

(c)            If in connection with a redemption of VMTP Shares, the Fund makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.10(a) or made one or more supplemental distributions pursuant to Section 2.10(b), the Fund shall direct the Calculation and Paying Agent to send either (but not both) an Additional Amount Payment or Additional State Amount Payment, as applicable, in respect of such Taxable Allocation to each Holder and each State Holder, as applicable, of such shares at such Person’s address as the same appears or last appeared on the record books of the Fund.

(d)            The Fund shall not be required to pay Additional Amount Payments or Additional State Amount Payments, as applicable, with respect to VMTP Shares of any Series (i) with respect to any net capital gain or other taxable income determined by the Internal Revenue Service or any California taxing authority to be allocable in a manner different from the manner used by the Fund, or (ii) with respect to Taxable Allocations made more than 90 days after the end of the fiscal year of the Fund to which such Taxable Allocation relates.

(e)            For the avoidance of doubt, with respect to each Holder and each State Holder, the Fund shall only be required, pursuant to this Section 2.10 to pay either an Additional Amount Payment or an Additional State Amount Payment, in accordance with the definitions of such terms, but not both.

2.11          Term Redemption Liquidity Account and Liquidity Requirement.

(a)            On or prior to the then current Liquidity Account Initial Date with respect to any Series of VMTP Shares, the Fund shall segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Fund’s normal procedures, from the other assets of the Fund (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series. The “Term Redemption Amount” for any Series of VMTP Shares shall be equal to the Redemption Price to be paid on the Term Redemption Date for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Dividend Rate for such Series in effect at the time of the creation of the Term Redemption Liquidity Account for such Series will be the Dividend Rate in effect for such Series until the Term Redemption Date for such Series. If, on any date after the then current Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series, then the Fund shall take all such necessary actions, including segregating additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for such Series is at least equal to one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund segregated as Liquidity Account Investments with respect to a Series of VMTP Shares, the Adviser, on behalf of the Fund, shall be entitled on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Fund segregated as Liquidity Account Investments at the close of business on such date have a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series and (ii) the assets of the Fund designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.11(b) below with respect to such Series for such date. The Fund shall not permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for any Series of VMTP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(b)            The Market Value of the Deposit Securities held in the Term Redemption Liquidity Account for a Series of VMTP Shares, from and after the 15th day of the calendar month (or if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date for such Series occurs, in each such case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount for such Series set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.11(c) below:

Number of Months Preceding Month of Term Redemption Date:	Market Value of Deposit Securities as Percentage of Term Redemption Amount
5	20%
4	40%
3	60%
2	80%
1	100%

(c)            If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Series for such Business Day, then the Fund shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account for such Series, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for such Series is at least equal to the Liquidity Requirement for such Series not later than the close of business on the next succeeding Business Day.

(d)            The Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares may be applied by the Fund, in its discretion, towards payment of the Term Redemption Price for such Series as contemplated by Section 2.5(d). Upon the deposit by the Fund with the Calculation and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the VMTP Shares of a Series on the Term Redemption Date for such Series in accordance with Section 2.5(d)(ii), the requirement of the Fund to maintain the Term Redemption Liquidity Account as contemplated by this Section 2.11 shall lapse and be of no further force and effect. Upon any extension of the Term Redemption Date for a Series of VMTP Shares pursuant to Section 2.5(a), the then-current Liquidity Account Initial Date for such Series shall be extended as provided in the Appendix relating to such Series, and the requirement of the Fund to maintain the Term Redemption Liquidity Account with respect to such Series in connection with such Liquidity Account Initial

Date shall lapse and shall thereafter apply in respect of the Liquidity Account Initial Date for such Series as so extended.

2.12     Global Certificate. All VMTP Shares of any Series Outstanding from time to time shall be represented by one or more global certificates for such Series registered in the name of the Securities Depository or its nominee and no registration of transfer of shares of such Series of VMTP Shares shall be made on the books of the Fund to any Person other than the Securities Depository or its nominee or transferee. The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the global certificates. Such global certificates will be deposited with, or on behalf of, The Depository Trust Company and registered in the name of Cede & Co., its nominee. Beneficial interests in the global certificates will be held only through The Depository Trust Company and any of its participants.

2.13     Notice. All notices or communications hereunder, unless otherwise specified in this Statement, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.13 shall be deemed given on the date received.

2.14     Termination. In the event that no VMTP Shares of a Series are Outstanding subject to this Statement, all rights and preferences of the VMTP Shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Statement with respect to such Series shall terminate.

2.15     Appendices. The designation of each Series of VMTP Shares subject to this Statement shall be set forth in an Appendix to this Statement. The Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by this Statement or required by applicable law) (1) amend the Appendix to this Statement relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of VMTP Shares by including a new Appendix to this Statement relating to such Series.

2.16     Actions on Other than Business Days. Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Statement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.17     Modification. To the extent permitted by Section 2.6(c) and any applicable Purchase Agreement, the Board of Trustees, without the vote of the Holders of VMTP Shares or any other outstanding shares issued by the Fund, may interpret, supplement or amend the provisions of this Statement or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Fund and, in addition to the amendments permitted by Sections 2.5(g) and 2.6(c) hereof, may amend this Statement with respect to any Series of VMTP Shares prior to the issuance of VMTP Shares of such Series.

2.18     Transfers.

(a)            A Designated Owner or Holder of any VMTP Shares of any Series may sell, transfer or otherwise dispose of VMTP Shares only in whole shares and only to Persons that are (1)(i) “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision that are registered closed-end management investment companies, the shares of which are traded on a national securities exchange (“Closed-End Funds”), banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded parent holding companies (collectively, “Banks”), insurance companies or registered open-end management investment companies, (ii) tender option bond trusts in which all investors are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) that are Closed-End Funds, Banks, insurance companies, or registered open-end management investment companies, in each case with respect to clauses (i) and (ii), in accordance with Rule 144A under the Securities Act or pursuant to another available exemption from registration under the Securities Act, in a manner not involving a public offering within the meaning of Section 4(a)(2) of the Securities Act, or (iii) other investors with the prior written consent of the Fund and (2) unless the prior written consent of the Fund is obtained, not PIMCO Persons, if such PIMCO Persons would, after such sale and transfer, own more than 20% of the Outstanding VMTP Shares. Any transfer in violation of the foregoing restrictions shall be void ab initio. The restrictions on transfer contained in this Section 2.18(a) shall not apply to any VMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such VMTP Shares.

(b)            If at any time the Fund is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to holders of VMTP Shares and prospective purchasers of VMTP Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

2.19     No Additional Rights. Unless otherwise required by law or the Declaration, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to such VMTP Shares other than those specifically set forth in this Statement; provided, however, that nothing in this Statement shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of VMTP Shares of any Series with regard to any special rights of such Holder or Designated Owner with respect to its investment in the Fund.

[Signature Page Begins on the Following Page]

IN WITNESS WHEREOF, PIMCO California Municipal Income Fund III has caused this Statement to be signed on January 16, 2019 in its name and on its behalf by a duly authorized officer. The Declaration is on file with the Secretary of the Commonwealth of Massachusetts, and the said officer of the Fund has executed this Statement as an officer and not individually, and the obligations and rights of the Fund set forth in this Statement are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

By:
Name: Peter G. Strelow
Title: President

APPENDIX A

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

VARIABLE RATE MUNIFUND TERM PREFERRED SHARES, SERIES 2022

Preliminary Statement and Incorporation By Reference

This Appendix establishes a Series of Variable Rate MuniFund Term Preferred Shares of PIMCO California Municipal Income Fund III. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate MuniFund Term Preferred Shares in that “Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares” dated January 16, 2019 (the “VMTP Statement”). This Appendix has been adopted by resolution of the Board of Trustees of PIMCO California Municipal Income Fund III. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the VMTP Statement.

Section 1.         Designation as to Series.

Variable Rate MuniFund Term Preferred Shares, Series 2022: A series of 271 Preferred Shares classified as Variable Rate MuniFund Term Preferred Shares is hereby designated as the “Variable Rate MuniFund Term Preferred Shares, Series 2022” (the “Series 2022 VMTP Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration, the By-Laws and the VMTP Statement (except as the VMTP Statement may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series 2022 VMTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate MuniFund Term Preferred Shares and each Series 2022 VMTP Share shall be identical. The following terms and conditions shall apply solely to the Series 2022 VMTP Shares:

Section 2.         Number of Authorized Shares of Series.

The number of authorized shares is 271.

Section 3.         Date of Original Issue with respect to Series.

The Date of Original Issue is September 18, 2018.

Section 4.         Liquidation Preference Applicable to Series.

The Liquidation Preference is $100,000.00 per share.

Section 5.         Term Redemption Date Applicable to Series.

APPENDIX A

The Term Redemption Date is March 18, 2022, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.

Section 6.         Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are the first Business Day of the month next following each Dividend Period, subject to the definition of “Dividend Period” set forth in Section 9 below, as applicable.

Section 7.         Liquidity Account Initial Date Applicable to Series.

The Liquidity Account Initial Date is the date that is six (6) months prior to the Term Redemption Date or, if applicable, the date that is six (6) months prior to the then current Term Redemption Date as extended pursuant to Section 2.5(a)(ii) of the VMTP Statement or, if such date is not a Business Day, the next succeeding Business Day.

Section 8.         Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the VMTP Statement are hereby amended as follows:

Not applicable.

Section 9.         Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to the Series 2022 VMTP Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series and ending on and including September 30, 2018 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month; provided, however, in connection with any voluntary exchange by the Holders or Designated Owners thereof of Series 2022 VMTP Shares for any new series of Variable Rate MuniFund Term Preferred Shares or any other securities of the Fund, the Board of Trustees may declare that a Dividend Period shall begin on and include the first calendar day of the month in which such exchange will occur and shall end on but not include the date of such exchange, and in such case, the Dividend Payment Date for such dividend shall be the date of such exchange and provided further that, in connection with any reorganization or merger involving the Fund, the Board of Trustees may establish a Dividend Period of less than a month, in which case the Dividend Payment Date for such dividend shall be the first Business Day following the end of such Dividend Period.

APPENDIX A

“Optional Redemption Premium” means with respect to each Series 2022 VMTP Share to be redeemed an amount equal to:

(A)            if the Optional Redemption Date for such Series 2022 VMTP Share occurs prior to September 18, 2019, the product of (i) 0.97%, (ii) the Liquidation Preference of such VMTP Share and (iii) a fraction, the numerator of which is the number of calendar days from and including the date of redemption to and including September 18, 2019 and the denominator of which is the actual number of calendar days from and including September 18, 2018 to and including September 18, 2019; or

(B)             if the Optional Redemption Date for such Series 2022 VMTP Share occurs on or after September 18, 2019, none.

Section 10.     Amendments to Terms of VMTP Shares Applicable to the Series. The following provisions contained under the heading “Terms of the VMTP Shares” in the VMTP Statement are hereby amended as follows:

Not applicable.

IN WITNESS WHEREOF, PIMCO New York Municipal Income Fund III has caused this Statement to be signed on January 16, 2019 in its name and on its behalf by a duly authorized officer. The Declaration is on file with the Secretary of the Commonwealth of Massachusetts, and the said officer of the Fund has executed this Statement as an officer and not individually, and the obligations and rights of the Fund set forth in this Statement are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

By:
Name: Peter G. Strelow
Title: President